Prospectus
August 1, 2022
(As amended June 1, 2023)

Columbia Adaptive Retirement Funds

Columbia Adaptive Retirement 2020 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARGX
Institutional 3 (Class Inst3)	CARHX
Columbia Adaptive Retirement 2025 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CAAHX
Institutional 3 (Class Inst3)	CAIDX
Columbia Adaptive Retirement 2030 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARLX
Institutional 3 (Class Inst3)	CARMX
Columbia Adaptive Retirement 2035 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARJX
Institutional 3 (Class Inst3)	CAIEX
Columbia Adaptive Retirement 2040 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CAROX
Institutional 3 (Class Inst3)	CARQX
Columbia Adaptive Retirement 2045 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARPX
Institutional 3 (Class Inst3)	CAIHX
Columbia Adaptive Retirement 2050 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARSX
Institutional 3 (Class Inst3)	CARUX
Columbia Adaptive Retirement 2055 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARFX
Institutional 3 (Class Inst3)	CAIJX
Columbia Adaptive Retirement 2060 Fund

Class	TICKER SYMBOL
Advisor (Class Adv)	CARKX
Institutional 3 (Class Inst3)	CARVX

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Adaptive Retirement Funds
2	Prospectus 2022

Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund
Investment Objective
Columbia Adaptive Retirement 2020 Fund (the 2020 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Target Date for the Fund has passed. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 107% of the net assets of the Fund in the neutral market state, although leverage
4	Prospectus 2022

Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
may be higher or lower in other market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
Prospectus 2022	5

Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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Summary of Columbia Adaptive Retirement 2020 Fund (continued)
assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
after-tax returns are shown only for Class Inst3 shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	6.83%
	Worst	4th Quarter 2018	-3.35%
*	Year to Date return as of June 30, 2022: -9.07%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	10/24/2017
returns before taxes		5.40%	6.43%
returns after taxes on distributions		-4.33%	2.89%
returns after taxes on distributions and sale of Fund shares		7.74%	4.14%
Class Adv returns before taxes	10/24/2017	5.37%	6.42%
Dow Jones Target 2020 Index (reflects no deductions for fees, expenses or taxes)		1.63%	5.09%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2017
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2017
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2020 Fund (continued)
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund
Investment Objective
Columbia Adaptive Retirement 2025 Fund (the 2025 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 115% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Summary of Columbia Adaptive Retirement 2025 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Summary of Columbia Adaptive Retirement 2025 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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Summary of Columbia Adaptive Retirement 2025 Fund (continued)
various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The
32	Prospectus 2022

Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
after-tax returns are shown only for Class Inst3 shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	7.64%
	Worst	1st Quarter 2020	-3.92%
*	Year to Date return as of June 30, 2022: -9.58%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	04/04/2018
returns before taxes		6.87%	8.02%
returns after taxes on distributions		-0.27%	4.74%
returns after taxes on distributions and sale of Fund shares		7.03%	5.29%
Class Adv returns before taxes	04/04/2018	6.84%	8.01%
Dow Jones Target 2025 Index (reflects no deductions for fees, expenses or taxes)		3.90%	6.42%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2018
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2018
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2025 Fund (continued)
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2030 Fund
Investment Objective
Columbia Adaptive Retirement 2030 Fund (the 2030 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2030 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 70% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 125% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2030 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2030 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Summary of Columbia Adaptive Retirement 2030 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2030 Fund (continued)
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus
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Summary of Columbia Adaptive Retirement 2030 Fund (continued)
the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

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Summary of Columbia Adaptive Retirement 2030 Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	8.89%
	Worst	4th Quarter 2018	-5.38%
*	Year to Date return as of June 30, 2022: -10.47%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	10/24/2017
returns before taxes		8.42%	8.35%
returns after taxes on distributions		4.91%	5.96%
returns after taxes on distributions and sale of Fund shares		5.53%	5.54%
Class Adv returns before taxes	10/24/2017	8.31%	8.28%
Dow Jones Target 2030 Index (reflects no deductions for fees, expenses or taxes)		6.56%	7.60%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2017
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2017
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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Summary of Columbia Adaptive Retirement 2030 Fund (continued)
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2035 Fund
Investment Objective
Columbia Adaptive Retirement 2035 Fund (the 2035 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2035 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 137% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Summary of Columbia Adaptive Retirement 2035 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2035 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Summary of Columbia Adaptive Retirement 2035 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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Summary of Columbia Adaptive Retirement 2035 Fund (continued)
various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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Summary of Columbia Adaptive Retirement 2035 Fund (continued)
higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
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Summary of Columbia Adaptive Retirement 2035 Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	10.11%
	Worst	1st Quarter 2020	-6.02%
*	Year to Date return as of June 30, 2022: -11.48%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	04/04/2018
returns before taxes		10.48%	10.58%
returns after taxes on distributions		6.27%	7.87%
returns after taxes on distributions and sale of Fund shares		6.72%	7.13%
Class Adv returns before taxes	04/04/2018	10.39%	10.53%
Dow Jones Target 2035 Index (reflects no deductions for fees, expenses or taxes)		9.38%	9.13%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2018
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2018
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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Summary of Columbia Adaptive Retirement 2035 Fund (continued)
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Summary of Columbia Adaptive Retirement 2040 Fund
Investment Objective
Columbia Adaptive Retirement 2040 Fund (the 2040 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 150% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	11.66%
	Worst	4th Quarter 2018	-8.05%
*	Year to Date return as of June 30, 2022: -12.53%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	10/24/2017
returns before taxes		12.66%	10.86%
returns after taxes on distributions		8.03%	8.15%
returns after taxes on distributions and sale of Fund shares		8.04%	7.38%
Class Adv returns before taxes	10/24/2017	12.51%	10.81%
Dow Jones Target 2040 Index (reflects no deductions for fees, expenses or taxes)		12.05%	10.03%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2017
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2017
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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Summary of Columbia Adaptive Retirement 2040 Fund (continued)
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Summary of Columbia Adaptive Retirement 2045 Fund
Investment Objective
Columbia Adaptive Retirement 2045 Fund (the 2045 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 162% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	12.69%
	Worst	1st Quarter 2020	-8.36%
*	Year to Date return as of June 30, 2022: -13.58%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	04/04/2018
returns before taxes		14.66%	13.28%
returns after taxes on distributions		9.53%	10.03%
returns after taxes on distributions and sale of Fund shares		9.19%	9.03%
Class Adv returns before taxes	04/04/2018	14.61%	13.26%
Dow Jones Target 2045 Index (reflects no deductions for fees, expenses or taxes)		14.28%	11.33%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2018
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2018
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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Summary of Columbia Adaptive Retirement 2045 Fund (continued)
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Summary of Columbia Adaptive Retirement 2050 Fund
Investment Objective
Columbia Adaptive Retirement 2050 Fund (the 2050 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 172% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	13.66%
	Worst	4th Quarter 2018	-9.71%
*	Year to Date return as of June 30, 2022: -14.30%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	10/24/2017
returns before taxes		16.04%	12.80%
returns after taxes on distributions		9.97%	9.61%
returns after taxes on distributions and sale of Fund shares		10.17%	8.72%
Class Adv returns before taxes	10/24/2017	16.02%	12.79%
Dow Jones Target 2050 Index (reflects no deductions for fees, expenses or taxes)		15.78%	11.52%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2017
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2017
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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Summary of Columbia Adaptive Retirement 2050 Fund (continued)
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Summary of Columbia Adaptive Retirement 2055 Fund
Investment Objective
Columbia Adaptive Retirement 2055 Fund (the 2055 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Summary of Columbia Adaptive Retirement 2055 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 175% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Summary of Columbia Adaptive Retirement 2055 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2055 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Summary of Columbia Adaptive Retirement 2055 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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Summary of Columbia Adaptive Retirement 2055 Fund (continued)
various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2055 Fund (continued)
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
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Summary of Columbia Adaptive Retirement 2055 Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	13.33%
	Worst	1st Quarter 2020	-8.98%
*	Year to Date return as of June 30, 2022: -14.55%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	04/04/2018
returns before taxes		16.41%	14.28%
returns after taxes on distributions		10.76%	10.84%
returns after taxes on distributions and sale of Fund shares		10.14%	9.72%
Class Adv returns before taxes	04/04/2018	16.37%	14.27%
Dow Jones Target 2055 Index (reflects no deductions for fees, expenses or taxes)		16.36%	12.20%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2018
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2018
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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Summary of Columbia Adaptive Retirement 2055 Fund (continued)
The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Summary of Columbia Adaptive Retirement 2060 Fund
Investment Objective
Columbia Adaptive Retirement 2060 Fund (the 2060 Fund or the Fund) seeks capital appreciation and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
	Class Adv	Class Inst3
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales charge (load) imposed on redemptions	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class Adv	Class Inst3
Management fees(a)	0.55%	0.30%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	0.00%	0.00%
Acquired fund fees and expenses	0.04%	0.04%
Total annual Fund operating expenses(b)	0.59%	0.34%
Less: Fee waivers and/or expense reimbursements(c)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.55%	0.30%
(a) Management fees have been restated to reflect the current management fee rate.
(b)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.55% for Class Adv and 0.30% for Class Inst3.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
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Summary of Columbia Adaptive Retirement 2060 Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are reflected in all of the examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Adv (whether or not shares are redeemed)	$56	$176	$307	$689
Class Inst3 (whether or not shares are redeemed)	$31	$97	$169	$381
Portfolio Turnover
The Fund and underlying funds (including exchange-traded funds (ETFs)) may pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The Investment Manager anticipates that the Fund’s net notional investment exposure over the current year will be approximately 175% of the net assets of the Fund in the neutral market state, although leverage may be higher or lower in other
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Summary of Columbia Adaptive Retirement 2060 Fund (continued)
market states or when the Investment Manager otherwise believes conditions so warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
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Columbia Adaptive Retirement Funds
Summary of Columbia Adaptive Retirement 2060 Fund (continued)
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
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Summary of Columbia Adaptive Retirement 2060 Fund (continued)
The Fund may invest in derivatives, such as forward contracts, futures and swaps for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to
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Summary of Columbia Adaptive Retirement 2060 Fund (continued)
various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Exposure to commodities and commodities markets may subject the value of the Fund’s investments to greater volatility than other types of investments. Commodities investments may also subject the Fund to counterparty risk and liquidity risk. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s), Fitch Ratings, Inc. (Fitch), DBRS Morningstar (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Summary of Columbia Adaptive Retirement 2060 Fund (continued)
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a
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higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Currency-Related Tax Risk. The Internal Revenue Service might issue regulations treating gains from some of the Fund’s foreign currency-denominated positions as not “qualifying income” and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a regulated investment company for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
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Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objective. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
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Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other
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assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
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Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies. Flaws or errors in the quantitative model's assumptions, design, execution, or data inputs may adversely affect Fund performance. Quantitative models may not perform as expected and may underperform in certain market environments including in stressed or volatile market conditions. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
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Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class Inst3 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class Inst3 shares and will vary for other share classes.
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Summary of Columbia Adaptive Retirement 2060 Fund (continued)
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	1st Quarter 2019	13.53%
	Worst	4th Quarter 2018	-9.59%
*	Year to Date return as of June 30, 2022: -14.56%
 Average Annual Total Returns (for periods ended December 31, 2021)

	Share Class Inception Date	1 Year	Life of Fund
Class Inst3	10/24/2017
returns before taxes		16.82%	13.01%
returns after taxes on distributions		11.74%	10.04%
returns after taxes on distributions and sale of Fund shares		10.31%	8.94%
Class Adv returns before taxes	10/24/2017	16.78%	12.99%
Dow Jones Target 2060 Index (reflects no deductions for fees, expenses or taxes)		16.36%	11.74%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2017
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2017
Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Fund on any business day by contacting the Fund in the ways described below:

Online	Regular Mail	Express Mail	By Telephone
columbiathreadneedleus.com/investor/	Columbia Management Investment Services Corp. P.O. Box 219104 Kansas City, MO 64121-9104	Columbia Management Investment Services Corp. c/o SS&C GIDS, Inc. 430 W 7th Street, Suite 219104 Kansas City, MO 64105-1407	800.422.3737
You may purchase shares and receive redemption proceeds by electronic funds transfer, by check or by wire. If you maintain your account with a broker-dealer or other financial intermediary, you must contact that financial intermediary to buy, sell or exchange shares of the Fund through your account with the intermediary.
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The minimum initial investment amounts for the share class offered by the Fund are shown below:
Minimum Initial Investment

Class	Category of eligible account	For accounts other than Systematic Investment Plan accounts (as described in the Fund’s Prospectus)	For Systematic Investment Plan accounts
Class Adv	All eligible accounts	$0, $1,000 or $2,000 depending upon the category of eligible investor	$100
Class Inst3	All eligible accounts	$0, $1,000, $2,000 or $1 million depending upon the category of eligible investor	$100 (for certain eligible investors)

More information about these minimums can be found in the Buying, Selling and Exchanging Shares - Buying Shares section of the prospectus. There is no minimum additional investment for any share class.
Tax Information
The Fund normally distributes net investment income and net realized capital gains, if any, to shareholders. These distributions are generally taxable to you as ordinary income or capital gains, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an IRA. The use of a fund-of-funds structure could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you. If you are investing through a tax-advantaged account, you may be taxed upon withdrawals from that account.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies — including Columbia Management Investment Advisers, LLC (the Investment Manager), Columbia Management Investment Distributors, Inc. (the Distributor) and Columbia Management Investment Services Corp. (the Transfer Agent) — may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.
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Investment Objectives
Columbia Adaptive Retirement 2020 Fund (the 2020 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2025 Fund (the 2025 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2030 Fund (the 2030 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2035 Fund (the 2035 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2040 Fund (the 2040 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2045 Fund (the 2045 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2050 Fund (the 2050 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2055 Fund (the 2055 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Columbia Adaptive Retirement 2060 Fund (the 2060 Fund or the Fund) seeks capital appreciation and current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
The 2020 Fund, the 2025 Fund, the 2030 Fund, the 2035 Fund, the 2040 Fund, the 2045 Fund, the 2050 Fund, the 2055 Fund and the 2060 Fund are singularly and collectively, where the context requires, referred to as either “the Fund,” “each Fund” or “the Funds.” The funds in which the Funds invest are referred to as “underlying funds” or “acquired funds.”
Principal Investment Strategies
Columbia Management Investment Advisers, LLC (the Investment Manager) manages the Fund using an adaptive risk allocation methodology. The Investment Manager employs quantitative and fundamental methods to identify distinct market states (capital preservation, neutral, bullish and highly bullish) and creates a strategic risk allocation to four broad asset categories (equity securities, fixed income securities issued by governments (rate assets), other fixed
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income securities (spread assets) and inflation-hedging assets) for each market state that is intended to generate attractive risk-adjusted returns in that market state. Allocations of risk to asset classes may differ significantly across market states. In addition to strategic risk allocations based on the market state, the Investment Manager may make tactical adjustments within and among asset classes and pursue opportunistic strategies in response to changing market, economic or other conditions. For these purposes, risk is the expected volatility (i.e., dispersion of returns) of a security, market, index or asset class, as determined by the Investment Manager.
The Investment Manager allocates the Fund’s risk across global asset classes by reference to a specified “Target Date” (the year referenced in the name of the Fund), and periodically (generally monthly) reallocates risk across these asset classes as market or other conditions change, in an effort to provide capital appreciation and current income consistent with retirement as of the Target Date. As a general matter, the Fund’s overall risk allocation is determined by the Fund’s proximity to its Target Date, with an expectation that the further away the Target Date, the greater the Fund’s exposure to assets with greater expected risk, such as equities, that historically have tended to provide higher return potential relative to asset classes with historically less risk, such as fixed income securities. As time passes, and the Target Date nears, the expectation is that the Fund’s overall risk allocation will become more conservative. Fund risk allocations are managed up to and 10 years beyond the Target Date, and this gradual transition toward historically lower-risk assets over time is known as the “glide path.” Approximately 10 years past the Target Date (the Landing Point), the asset allocation for each market state will become static although the Investment Manager will continue to assess market states and adjust the Fund’s asset allocation in accordance with the glide path for the applicable market state and may make tactical allocation changes as well.
The charts below show the Fund’s expected economic exposure (including leverage) to each of four broad asset categories. As the charts illustrate, the Fund’s economic exposure to the asset categories varies based on the current market state and proximity to the applicable Target Date. The Target Date for the 2020 Fund has passed. The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the risk allocation framework. The charts also show that, for each market state, the Fund’s total economic exposure is expected to decline over time, although changes in the Investment Manager’s assessment of the market state may cause the Fund’s actual economic exposure to increase relative to its historical exposure at a time when the Investment Manager’s assessment of the market state was more conservative. The notional investment exposure will vary significantly across market states and the Investment Manager may also vary notional investment exposure when it believes conditions warrant. A Fund’s actual allocations may differ from the glide path when the Investment Manager makes tactical asset allocation changes. The Investment Manager intends to review the glide paths at least annually and may adjust the glide paths or change its asset categories or classes at any time.

Neutral Glide Path	Bullish Glide Path

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Capital Preservation Glide Path	Highly Bullish Glide Path

Although the Target Date is not intended to represent the retirement or other investment goal year of any specific investor, it is a factor in the construction of the glide path. The Investment Manager expects that most investors in the Fund plan to retire on or about the Target Date and that many investors will cease making new investments in the Fund and begin withdrawing from their accounts on or about the Target Date. The Board of Trustees of the Fund has the authority to combine the Fund with another Columbia Adaptive Retirement Fund once a Fund has reached its Landing Point, without obtaining shareholder approval.
Investment in Underlying Funds
Under normal circumstances, the Fund will gain exposure to equity securities, rate assets, spread assets and inflation-hedging assets by investing in affiliated and unaffiliated funds (Underlying Funds). The glide paths shown above reflect the indirect exposure to the four asset categories gained through investment in the Underlying Funds.
Under normal circumstances, the Investment Manager expects that approximately 80% of each Fund’s net assets will be invested in Columbia Solutions Aggressive Portfolio and Columbia Solutions Conservative Portfolio (the Solutions Series Funds), two mutual funds managed by the Investment Manager through which the Fund expects to gain the desired amount of leverage regarding each of the asset categories. As illustrated in the glide path below, each Fund’s investment in the Solution Series Funds will transition over time, with investments in Columbia Solutions Aggressive Portfolio continuing to decrease until approximately 10 years after the Target Date, the entire 80% of the Fund invested in the Solution Series Funds will be allocated to Columbia Solutions Conservative Portfolio. Under normal circumstances, Columbia Solutions Aggressive Portfolio will have more leverage and exposure to equity securities than Columbia Solutions Conservative Portfolio; in certain market states, these differences between these two Funds may be substantial.
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Under normal circumstances, the Investment Manager expects that approximately 20% of each Fund’s net assets will be invested in other mutual funds and ETFs. Currently, the Investment Manager intends to invest this portion of the Fund in Columbia Commodity Strategy Fund, a mutual fund managed by the Investment Manager, and third party ETFs. The Investment Manager can modify the list of Underlying Funds and types of instruments in which the Fund invests, or the asset categories, at any time, without the approval of or notice to Fund shareholders, including by adding Underlying Funds introduced after the date of this prospectus.
Summary of the Principal Investment Strategies of the Solution Series Funds
The Solutions Series Funds (referred to together as the Fund) pursue consistent total returns by seeking to allocate risks across multiple asset classes.
Under normal circumstances, the Fund pursues its investment objective by allocating portfolio risk across multiple asset classes in U.S. and non-U.S. markets with the goal of generating consistent risk-adjusted returns. The Investment Manager employs the same methods described above for the Columbia Adaptive Retirement Funds to identify market states and create a strategic risk allocation for each state and to make tactical allocations.
The Investment Manager may use a variety of security and instrument types to gain exposure to equity securities, inflation-hedging assets and fixed income securities. The equity securities in which the Fund may invest include direct or indirect investments in common stocks, preferred stocks and convertible securities. The inflation-hedging assets in which the Fund may invest include direct or indirect investments in inflation-linked bonds and real estate investment trusts. The fixed-income assets in which the Fund may invest include direct and indirect investments in corporate bonds, securities in the to-be-announced market, dollar rolls, exchange-traded notes (including both leveraged and inverse notes), sovereign debt obligations (including emerging market sovereign debt obligations), U.S. Government securities, repurchase agreements and reverse repurchase agreements. These securities or instruments may be issued by U.S. or non-U.S. entities (including issuers in emerging market countries) and they may have any maturity or credit rating. The Fund may also invest in currencies. Although the Fund may invest directly in these securities and instruments, it is expected that the Fund will primarily gain exposure to such securities and instruments through derivatives. The Investment Manager will determine, in its discretion, the categorization of any investment (or portion thereof) within one or more of the general asset class categories.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including currency, equity, index, interest rate, and other bond futures) and swaps (including credit default swaps, credit default swap indexes, interest rate swaps, and total return swaps). The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, seeking to enhance returns or as a substitute for a position in an underlying asset. The Fund may invest in derivatives to manage the Fund's overall risk exposure. The Fund also expects to use derivatives to obtain leverage (market exposure in excess of the Fund’s assets). The Fund may utilize leverage within certain asset classes and during certain market states in an effort to maintain attractive expected risk-adjusted returns while adhering to the Fund's risk allocation framework. The Investment Manager anticipates that Columbia Solutions Aggressive Portfolio’s net notional investment exposure will be approximately 199% of the net assets of the Fund and approximately 80% of the portfolio invested in equities in the market state that the Investment Manager expects to be the most frequent, although leverage and the level of equity investment
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will vary in other market states or when the Investment Manager otherwise believes conditions warrant. The Investment Manager does not currently anticipate that Columbia Solutions Conservative Portfolio will be significantly leveraged and expects the portfolio to be invested approximately 20% in equities in the market state that the Investment Manager expects to be the most frequent.
From time to time, Columbia Solutions Aggressive Portfolio may focus its investments in certain countries or geographic areas, including Europe.
The Fund may also take short positions, for hedging or investment purposes. When the Fund takes a short position, it typically sells a currency, security or other asset that it has borrowed in anticipation of a decline in the price of the asset. To close out a short position, the Fund buys back the same security or other asset in the market and returns it to the lender. If the price of the security or other asset falls sufficiently, the Fund will make money. If it instead increases in price, the Fund will lose money.
The Fund may hold a significant amount of cash, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality, short-term investments, or other liquid assets for investment purposes. In certain market conditions, the Fund may have no market positions (i.e., the Fund may hold only cash and cash equivalents) when the Investment Manager believes it is in the best interests of the Fund.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Allocation Risk, Fund-of-Funds Risk, Changing Distribution Level Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund, including select risks related to the Underlying Funds in which it invests, are provided below. More information about Underlying Funds, including their principal risks, is available in their prospectuses. This prospectus is not an offer for any of the Underlying Funds. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. While security selection is driven by fundamental concepts, a quantitative process is used to construct the portfolio. Additionally, a qualitative review of the quantitative output is conducted by the portfolio managers. Therefore, the Fund’s performance will reflect, in part, the ability of the portfolio managers to make active, qualitative decisions, including allocation decisions that seek to achieve the Fund’s investment objective. The Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. The Fund uses asset and risk allocation strategies in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected. Although the Fund will pursue its objective by allocating investment risks (measured by volatility expectations) across asset classes that may react differently to various market states, there is no guarantee that it will be successful. The portfolio managers may not correctly estimate expected returns, volatility and correlations of various asset classes, causing the Fund’s risk allocation methodology to fail to meet the Fund’s investment objective.
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Commodity Futures Trading Commission (CFTC) Regulatory Risk. Columbia Solutions Aggressive Portfolio does not qualify for an exemption from registration as a “commodity pool” under rules of the Commodity Exchange Act (the CEA). Accordingly, the Fund is a commodity pool under the CEA and the Investment Manager is registered as a “commodity pool operator” under the CEA. The Fund is subject to dual regulation by the SEC and the CFTC. Compliance with the CFTC’s regulatory requirements could increase Fund expenses, adversely affecting the Fund's total return.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the underlying fund's investments (and therefore the Fund) to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments thereby subjecting the Fund to increased liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). Certain types of commodities instruments are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument. The Fund may invest in one or more underlying funds that make commodity-related investments through one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections. However, any such subsidiary is wholly owned and controlled by the underlying fund, making it unlikely that the subsidiary will take action contrary to the interests of the underlying fund and its shareholders. Further, any such subsidiaries will be subject to the laws of a foreign jurisdiction, and can be adversely affected by developments in that jurisdiction.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more
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traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■	A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain
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futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■	A bond (or debt instrument) future is a derivative that is an agreement for the contract holder to buy or sell a bond or other debt instrument, a basket of bonds or other debt instrument, or the bonds or other debt instruments in an index on a specified date at a predetermined price. The buyer (long position) of a bond future is obliged to buy the underlying reference at the agreed price on expiry of the future.
■	A currency future, also an FX future or foreign exchange future, is a derivative that is an agreement to exchange one currency for another at a specified date in the future at a price (exchange rate) that is fixed on the purchase date.
■	An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities or the securities in an equity index on a specified date at a predetermined price.
■	An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk,  and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■	A credit default swap (including a swap on a credit default index, sometimes referred to as a credit default swap index) is a derivative and special type of swap where one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return upon the occurrence of a particular credit event by one or more third parties, such as bankruptcy, default or a similar event. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps enable an investor to buy or sell protection against such a credit event (such as an issuer’s bankruptcy, restructuring or failure to make timely payments of interest or principal). Credit default swap indices are indices
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that reflect the performance of a basket of credit default swaps and are subject to the same risks as credit default swaps. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a credit default swap defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
■	An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
■	Total return swaps are derivative swap transactions in which one party agrees to pay the other party an amount equal to the total return of a defined underlying reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return of a different underlying reference.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs
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in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. In addition, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. An ETF may also terminate if its net assets fall below a certain amount.
Foreign Currency-Related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Internal Revenue Service has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the Fund’s foreign currency-denominated positions as not qualifying income and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund.
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Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
Fund-of-Funds Risk. Determinations regarding asset classes or selection of Underlying Funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected Underlying Funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Therefore, to the extent that the Fund invests significantly in a particular Underlying Fund, the Fund’s performance would be significantly impacted by the performance of such Underlying Fund. Generally, by investing in a combination of Underlying Funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few Underlying Funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the Underlying Funds realize their investment objectives. There is no guarantee that the Underlying Funds will achieve their respective investment objectives. The performance of Underlying Funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each Underlying Fund are shared by its investors, redemptions by other investors in an Underlying Fund could result in decreased economies of scale and increased operating expenses for such Underlying Fund. These transactions might also result in higher brokerage, tax or other costs for an Underlying Fund. This risk may be particularly important when one investor owns a substantial portion of an Underlying Fund. The Investment Manager typically selects Underlying Funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated funds) and will select an unaffiliated Underlying Fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in Underlying Funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in Underlying Funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular Underlying Fund for one or more reasons (e.g., Underlying Fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an Underlying Fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
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Geographic Focus Risk. Columbia Solutions Aggressive Portfolio  may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■	Europe. Columbia Solutions Aggressive Portfolio is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no
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income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). Very low or negative interest rates may impact the Fund’s yield and may increase the risk that, if followed by rising interest rates, the Fund’s performance will be negatively impacted. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of an investment in the Fund.
■	Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
■	Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions
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may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other
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conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could be significant. Market disruption caused by the Russian military action, and any counter measures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the portfolio managers would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. To the extent these fees and expenses, along with the fees and expenses of any other funds in which the Fund may invest, are expected to equal or exceed 0.01% of the Fund’s average daily net assets, they will be reflected in the Annual Fund Operating Expenses set forth in the table under Fees and Expenses of the Fund. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund’s investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result
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in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or other asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or other asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify distinct market states and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon its accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the quantitative model, including as conditions change, as well as any errors or imperfections in the quantitative model, could adversely affect Fund performance. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the portfolio management team when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The portfolio management team may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage
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loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk – U.S. Banking Law. Following the conversion of Ameriprise National Trust Bank into a federal savings bank in May 2019, Ameriprise Financial, Inc. continues to be subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products. The Investment Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund and because of such holding the Fund may become subject to U.S. federal banking law restrictions on proprietary trading, which would limit the Fund’s ability to purchase and sell securities on a short-term basis and thus could have a negative impact on the Fund’s ability to implement its investment objective. Reducing the seed capital in the Fund to address these trading restrictions may result in the Fund being too small to efficiently engage in certain investment strategies, which could also have a negative impact on the Fund’s performance. In addition, if the Investment Manager and/or its affiliates reduce their interest in the Fund, the Fund may be subject to additional transaction costs and adverse tax consequences. Moreover, the resulting reduced size of the Fund could threaten its ongoing economic viability and consequently lead to its liquidation.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements  Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial
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delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Short Positions Risk. The Fund may establish short positions which introduce more risk to the Fund than long positions (where the Fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Target Date Funds Risk. The Fund is a target date fund, and the risks associated with a target date fund include the risk of loss, including losses near, at or after the target date, and there is no guarantee that the Fund will provide adequate income at and through the investor’s retirement or other investment goal.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s NAV to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
References to “the Fund” throughout the remainder of the prospectus refer to each Fund singularly or collectively as the context requires.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy
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or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences.  The use of derivatives may also increase the amount of taxes payable by shareholders holding shares in a taxable account. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. U.S. federal legislation has been enacted that provides for new clearing, margin, reporting and registration requirements for participants in the derivatives market. These changes could restrict and/or impose significant costs or other burdens upon the Fund’s participation in derivatives transactions. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, in August 2022, regulations governing the use of derivatives by registered investment companies, such as the Fund, became effective. Rule 18f-4 under the 1940 Act, among other things, requires a fund that invests in derivative instruments beyond a specified limited amount to apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program under Rule 18f-4 given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
LIBOR Phase-Out Risk. Many derivatives and other financial instruments utilize or are permitted to utilize a floating interest rate based on the London Inter-bank Offered Rate (commonly known as LIBOR). On July 27, 2017, the United Kingdom’s Financial Conduct Authority (FCA) announced its intention to phase out the use of LIBOR by the end of 2021.  The FCA and the ICE Benchmark Administration have since announced that a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. A subset of non-U.S. dollar LIBOR settings is continuing to be published on a “synthetic” basis and it is possible that a subset of U.S. dollar LIBOR settings will also be published
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after June 30, 2023 on a “synthetic” basis. Any such publications are, or would be considered, non-representative of the underlying market. Uncertainty related to the liquidity impact of changes in reference rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. It is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become more settled. The Investment Manager monitors the Fund’s LIBOR exposure risks, including the extent to which any derivative and/or debt investments allow for the utilization of alternative rate(s), such as the SOFR, which the U.S. Federal Reserve is promoting as the alternative reference rate to LIBOR.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds” (such as the Fund(s) offered in this prospectus), and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and taxes, and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
eDelivery and Mailings to Households
In order to reduce shareholder expenses, the Fund may mail only one copy of the Fund’s prospectus and each annual and semiannual report to those addresses shared by two or more accounts. If you wish to receive separate copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly. Additionally, you may elect to enroll in eDelivery to receive electronic versions of these documents, as well as quarterly statements and supplements, by logging into your account at columbiathreadneedleus.com/investor/.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
In addition to the total annual Fund operating expenses that the Fund bears directly, the Fund’s shareholders indirectly bear the expenses of the underlying funds (or acquired funds) in which the Fund invests. The Fund’s “Acquired Fund Fees and Expenses” shown are based on its allocations to the underlying funds as of the Fund’s fiscal year end. Because acquired funds will have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred by the Fund with respect to such investments will vary.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. Transfer agency fees and certain shareholder servicing fees, however, are class specific. They differ by share class because the shareholder services provided to each share class may be different. Accordingly, the differences in “other expenses” among share classes are primarily the result of the different transfer agency and shareholder servicing fees applicable to each share class. For more information on these fees, see Choosing a Share Class — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for so long as the Investment Manager manages the Fund, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:

Columbia Adaptive Retirement 2020 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2025 Fund
Class Adv	0.55%
Class Inst3	0.30%

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Columbia Adaptive Retirement 2030 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2035 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2040 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2045 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2050 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2055 Fund
Class Adv	0.55%
Class Inst3	0.30%

Columbia Adaptive Retirement 2060 Fund
Class Adv	0.55%
Class Inst3	0.30%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The returns of each Fund shown in the Performance Information sections of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, the Transfer Agent and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
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The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint affiliated and unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
Each Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. In return for this fee (which is sometimes referred to as a unitary or unified fee), the Investment Manager has agreed to pay all of the operating costs and expenses of each Fund other than, taxes, interest, brokerage expenses, portfolio transaction expenses, fees pursuant to a 12b-1 plan, if any, and infrequent and/or unusual expenses, including but not limited to, litigation expenses. In March 2023, the Board approved bundling each Fund’s fee structure, which became effective June 1, 2023, whereby Class Adv and Class Inst3 will pay a single unified fee at an annual rate of 0.55% and 0.30% of the average daily net assets of Class Adv and Class Inst3 shares, respectively. The 0.55% unified fee rate for Class Adv is made up of two components: a core advisory fee rate of 0.30%, plus a 0.25% class-specific administration fee component which covers class-specific shareholder service-related expenses, including payment to intermediaries of up to 0.25% for sub-transfer agency services provided to Class Adv shareholders. The 0.30% unified fee rate for Class Inst3 includes the 0.30% core advisory fee component, but is not subject to a class-specific shareholder-service component. For each Fund’s most recent fiscal year, management services fees paid to the Investment Manager by each Fund amounted to 0.46% of average daily net assets of each Fund, before any applicable reimbursements.
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A discussion regarding the basis for the Board’s approval of the amendment of the Fund's management agreement is available in the Fund’s annual report to shareholders for the fiscal period ended March 31, 2023.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Management	Title	Role with Fund	Managed Fund Since
Joshua Kutin, CFA	Senior Portfolio Manager and Head of North America Asset Allocation	Lead Portfolio Manager	2017 or 2018, as indicated in each Fund's Summary section
Alexander Wilkinson, CFA, CAIA	Senior Portfolio Manager	Portfolio Manager	2017 or 2018, as indicated in each Fund's Summary section
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Mr. Kutin began his investment career in 1998 and earned a B.S. in economics and a B.S. in mathematics with computer science from Massachusetts Institute of Technology and an M.S. in finance from Princeton University.
Mr. Wilkinson joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and exchanges of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various shareholder or “sub-transfer agency” services. In addition, the Transfer Agent enters into agreements with various financial intermediaries through which you may hold Fund shares, pursuant to which the Transfer Agent pays these financial intermediaries for providing certain shareholder services. Depending on the type of account, the Fund pays the Transfer Agent a per account fee or a fee based on the assets invested through omnibus accounts, and reimburses the Transfer Agent for certain out-of-pocket expenses, including certain payments to financial intermediaries through which shares are held.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
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Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■	compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■	the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■	separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■	regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■	insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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The Funds
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST I. Columbia Funds with names that include the words “Tax-Exempt” or “Municipal” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Taxable Fund for these purposes.
Funds Contact Information
Additional information about the Funds, including sales charges and other class features and policies, can be obtained, free of charge, at columbiathreadneedleus.com,* by calling toll-free 800.345.6611, or by writing (regular mail) to Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104 or (express mail) Columbia Management Investment Services Corp., c/o SS&C GIDS, Inc., 430 W 7th Street, Ste 219104, Kansas City, MO 64105-1407.
*	The website references in this prospectus are inactive links and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the selling and servicing agents that are authorized to sell and/or service shares of the Funds. Financial intermediaries include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry.
Omnibus Accounts
The term “omnibus account” refers to a financial intermediary’s account with the Fund (held directly through the Transfer Agent) that represents the combined holdings of, and transactions in, Fund shares of one or more clients of the financial intermediary (beneficial Fund shareholders). Omnibus accounts are held in the name of the financial intermediaries and not in the name of the beneficial Fund shareholders invested in the Fund through omnibus accounts.
Retirement Plans and Omnibus Retirement Plans
The term “retirement plan” refers to retirement plans created under Sections 401(a), 401(k), 457 and 403(b) of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans governed by Section 409A of the Code and similar plans, but does not refer to individual retirement plans, such as traditional IRAs and Roth IRAs. The term “omnibus retirement plan” refers to a retirement plan that has a plan-level or omnibus account with the Transfer Agent.
Networked Accounts
Networking, offered by the Depository Trust & Clearing Corporation’s Wealth Management Services (WMS), is the industry standard IT system for mutual fund account reconciliation and dividend processing.
Summary of Share Class Features
Each share class has its own investment eligibility criteria, cost structure and other features. You may not be eligible to invest in every share class. Your financial intermediary may not make every share class available or may cease to make available one or more share classes of the Fund. The share class you select through your financial intermediary may have higher fees and/or sales charges than other classes of shares available through other financial intermediaries. An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge (CDSC), or other asset-based fee for sales or distribution, such as a Rule 12b-1
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fee, may be required to pay a commission to the financial intermediary for effecting such transactions. Each investor’s personal situation is different and you may wish to discuss with your financial intermediary the share classes the Fund offers, which share classes are available to you and which share class(es) is/are appropriate for you. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. The Fund, the Distributor and the Transfer Agent do not provide investment advice or make recommendations regarding Fund share classes. Your financial intermediary may provide advice and recommendations to you, such as which share class(es) is/are appropriate for you.
When deciding which class of shares to buy, you should consider, among other things:
■	The amount you plan to invest.
■	How long you intend to remain invested in the Fund.
■	The fees (e.g., sales charge or “load”) and expenses for each share class.
■	Whether you may be eligible for a reduction or waiver of sales charges when you buy or sell shares.
 FUNDamentals
Front-End Sales Charge Calculation
The front-end sales charge is calculated as a percentage of the offering price.
■	The net asset value (NAV) per share is the price of a share calculated by the Fund every business day.
■	The offering price per share is the NAV per share plus any front-end sales charge (or load) that applies.
The dollar amount of any applicable front-end sales charge is the difference between the offering price of the shares you buy and the NAV of those shares. To determine the front-end sales charge you will pay when you buy Class A and Class V shares, the Fund will add the amount of your investment to the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund) and base the sales charge on the aggregate amount. For information on account value aggregation, sales charge waivers and other important information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
 FUNDamentals
Contingent Deferred Sales Charge
A contingent deferred sales charge (CDSC) is a sales charge applied at the time you sell your shares, unlike a front-end sales charge that is applied at the time of purchase. A CDSC can vary based on the length of time that you have held your shares. A CDSC is applied to the NAV at the time of your purchase or sale, whichever is lower, and will not be applied to any shares you receive through Fund distribution reinvestments or any amount that represents appreciation in the value of your shares. For purposes of calculating a CDSC, the start of the holding period is generally the first day of the month in which your purchase was made.
When you place an order to sell shares of a class that has a CDSC, the Fund will first redeem any shares that are not subject to a CDSC, followed by those you have held the longest. This means that if a CDSC is imposed, you cannot designate the individual shares being redeemed for U.S. federal income tax purposes. You should consult your tax advisor about the tax consequences of investing in the Fund. In certain circumstances, the CDSC may not apply. See Choosing a Share Class — Reductions/Waivers of Sales Charges for details.
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Share Class Features
The following summarizes the primary features of Class A, Class Adv, Class C, Class Inst, Class Inst2, Class Inst3, Class R, and Class V shares.
Not all Funds offer every class of shares. The Fund offers the class(es) of shares set forth on the cover of this prospectus and may offer other share classes through a separate prospectus. Although certain share classes are generally closed to new and/or existing investors, information relating to these share classes is included in the table below because certain qualifying purchase orders are permitted, as described below.
The sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. Appendix A describes financial intermediary-specific reductions and/or waiver policies. A shareholder transacting in Fund shares through a financial intermediary identified in Appendix A should carefully read the terms and conditions of Appendix A. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts, as defined below, or through another financial intermediary. The information in Appendix A may be provided by, or compiled from or based on information provided by the financial intermediaries identified in Appendix A. To obtain additional information regarding any sales charge reduction and/or waiver described in Appendix A, and to ensure that you receive any such reductions or waivers that may be available to you, please consult your financial intermediary.

Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
Class A	Eligibility: Available to the general public for investment(f) Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts (as described below))	Taxable Funds: 5.75% maximum, declining to 0.00% on investments of $1 million or more
Tax-Exempt Funds: 3.00% maximum, declining to 0.00% on investments of $500,000 or more
None for Columbia Government Money Market Fund and certain other Funds(g)	Taxable Funds(g): CDSC on certain investments of between $1 million and $50 million redeemed within 18 months after purchase charged as follows:
• 1.00% CDSC if redeemed within 12 months after purchase, and
• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase
Tax-Exempt Funds(g): Maximum CDSC of 0.75% on certain investments of $500,000 or more redeemed within 12 months after purchase	Reductions: Yes, see Choosing a Share Class — Reductions/Waivers of Sales Charges – Class A and Class V Shares Front-End Sales Charge Reductions
Waivers: Yes, on Fund distribution reinvestments. For additional waivers, see Choosing a Share Class — Reductions/Waivers of Sales Charges – Class A and Class V Shares Front-End Sales Charge Waivers, as well as Choosing a Share Class — CDSC Waivers – Class A, Class C and Class V
				Financial intermediary-specific waivers are also available, see Appendix A	Distribution and Service Fees: up to 0.25%
Class Adv	Eligibility: Available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) platforms; (ii) trust companies or	None	None	N/A	None
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Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
similar institutions; (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Adv eligibility apart from selling, servicing or similar agreements; (iv) 501(c)(3) charitable organizations; (v) 529 plans; (vi) health savings accounts; (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent; and (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform.(f)
Minimum Initial Investment: None, except in the case of (viii) above, which is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts)
Class C	Eligibility: Available to the general public for investment
Minimum Initial Investment: $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts)
Purchase Order Limit for Tax-Exempt Funds: $499,999(h), none for omnibus retirement plans
Purchase Order Limit for Taxable Funds: $999,999(h); none for omnibus retirement plans
Conversion Feature: Yes. Effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C	None	1.00% on certain investments redeemed within one year of purchase(i)	Waivers: Yes, on Fund distribution reinvestments. For additional waivers, see Choosing a Share Class – CDSC Waivers – Class A, Class C and Class V
				Financial intermediary-specific CDSC waivers are also available, see Appendix A	Distribution Fee: 0.75% Service Fee: 0.25%
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Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
shares purchase date. Prior to April 1, 2021, Class C shares generally automatically converted to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.(c)
Class Inst	Eligibility: Available only to certain eligible investors, which are subject to different minimum investment requirements, ranging from $0 to $2,000, including investors who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform; closed to (i) accounts of financial intermediaries that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent of the termination of their eligibility for new purchases of Class Inst shares and (ii) omnibus group retirement plans, subject to certain exceptions(f)(j)
	Minimum Initial Investment: See Eligibility above	None	None	N/A	None
Class Inst2	Eligibility: Available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans(j); (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the	None	None	N/A	None
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Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst2 shares within such platform.
Minimum Initial Investment: None
Class Inst3	Eligibility: Available to (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund(j); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required	None	None	N/A	None
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Share Class	Eligible Investors(a); Minimum Initial Investments(b); Conversion Features(c)	Front-End Sales Charges(d)	Contingent Deferred Sales Charges (CDSCs)(d)	Sales Charge Reductions/Waivers	Maximum Distribution and/or Service Fees(e)
to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.(f)
Minimum Initial Investment: No minimum for the eligible investors described in (i), (iii), (iv), (v), and (vii) above; $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for the eligible investors described in (vi) above; and $1 million for all other eligible investors, unless waived in the discretion of the Distributor
Class R	Eligibility: Available only to eligible retirement plans, health savings accounts and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor
	Minimum Initial Investment: None	None	None	N/A	Series of CFST & CFST I: distribution fee of 0.50% Series of CFST II: distribution and service fee of 0.50%, of which the service fee may be up to 0.25%
Class V	Eligibility: Generally closed to new investors(j) Minimum Initial Investment: N/A	5.75% maximum for Equity Funds (4.75% for Fixed Income Funds), declining to 0.00% on investments of $1 million or more	CDSC on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, charged as follows:
• 1.00% CDSC if redeemed within 12 months after purchase and
• 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase	Reductions: Yes, see Choosing a Share Class — Reductions/Waivers of Sales Charges – Class A and Class V Shares Front-End Sales Charge Reductions
Waivers: Yes, on Fund distribution reinvestments.
				For additional waivers, see Choosing a Share Class — Reductions/Waivers of Sales Charges – Class A and Class V Shares Front-End Sales Charge Waivers, as well as Choosing a Share Class — CDSC Waivers – Class A, Class C and Class V	Service Fee: up to 0.50%
(a)	For Columbia Government Money Market Fund, new investments must be made in Class A, Class Inst, Class Inst3, or Class R shares, subject to eligibility. Class C shares of Columbia Government Money Market Fund are available as a new investment only to investors in the Distributor's proprietary 401(k) products, provided that such investor is eligible to invest in the class and transact directly with the Fund or the Transfer Agent through a third party administrator or third party recordkeeper. Columbia Government Money Market Fund offers Class Inst2 shares only to facilitate exchanges with other Funds offering such share class.
(b)	Certain share classes are subject to minimum account balance requirements, as described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
(c)	For more information on the conversion of Class C shares to Class A shares, see Choosing a Share Class - Sales Charges and Commissions - Class C Shares - Conversion to Class A Shares.
(d)	Actual front-end sales charges and CDSCs vary among the Funds. For more information on applicable sales charges, see Choosing a Share Class — Sales Charges and Commissions, and for information about certain exceptions to these sales charges, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
(e)	These are the maximum applicable distribution and/or service fees. Except for Class V shares, these fees are paid under the Fund’s Rule 12b-1 plan. Fee rates and fee components (i.e., the portion of a combined fee that is a distribution or service fee) may vary among Funds. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you
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more than paying other types of distribution and/or service fees. Although Class A shares of certain series of CFST I are subject to a combined distribution and service fee of up to 0.35%, these Funds currently limit the combined fee to 0.25%. Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund each pay a distribution and service fee of up to 0.15% on Class A shares. Columbia Government Money Market Fund pays a distribution and service fee of up to 0.10% on Class A shares and up to 0.75% distribution fee on Class C shares. Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund and Columbia Tax-Exempt Fund each pay a service fee of up to 0.20% on Class A and Class C shares. Columbia Intermediate Duration Municipal Bond Fund pays a distribution fee of up to 0.65% on Class C shares. For more information on distribution and service fees, see Choosing a Share Class — Distribution and Service Fees.
(f)	Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds’ shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares. Class Adv shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
(g)	For Columbia Short Duration Municipal Bond Fund, a CDSC of 0.50% is charged on certain investments of $500,000 or more redeemed within 12 months after purchase. The following Funds are not subject to a front-end sales charge or a CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund.
(h)	If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
(i)	There is no CDSC on redemptions from Class C shares of Columbia Government Money Market Fund.
(j)	These share classes are closed to new accounts, or closed to previously eligible investors, subject to certain conditions, as summarized below and described in more detail under Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:
•  Class Inst Shares. Financial intermediaries that clear Fund share transactions through designated financial intermediaries and their mutual fund trading platforms that have been given specific written notice from the Transfer Agent, effective March 29, 2013, of the termination of their eligibility for new purchases of Class Inst shares and omnibus retirement plans are not permitted to establish new Class Inst accounts, subject to certain exceptions. Omnibus retirement plans that opened and, subject to exceptions, funded a Class Inst account as of close of business on March 28, 2013, and have continuously held Class Inst shares in such account after such date, may generally continue to make additional purchases of Class Inst shares, open new Class Inst accounts and add new participants. In certain circumstances and in the sole discretion of the Distributor, omnibus retirement plans affiliated with a grandfathered plan may also open new Class Inst accounts. Accounts of financial intermediaries (other than omnibus retirement plans) that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms are not permitted to establish new Class Inst accounts or make additional purchases of Class Inst shares (other than through Fund distribution reinvestments).
•  Class Inst2 Shares. Shareholders with Class Inst2 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst2 shares may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in existing accounts. In addition, investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts and add new shareholders in the program.
•  Class Inst3 Shares. Shareholders with Class Inst3 accounts funded before November 8, 2012 who do not satisfy the current eligibility criteria for Class Inst3 shares may not establish new accounts for such share class but may continue to make additional purchases of Class Inst3 shares in existing accounts.
•  Class V Shares. Shareholders with Class V accounts who received, and have continuously held, Class V shares (formerly named Class T shares) in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds may continue to make additional purchases of such share class.
Sales Charges and Commissions
Sales charges, commissions, and distribution fees compensate financial intermediaries (typically your financial advisor) for selling shares to you, and service fees compensate financial intermediaries for maintaining and servicing the shares held in your account with them. Distribution and service fees are discussed in a separate sub-section below. Depending on which share class you choose and the financial intermediary through which you purchase your shares, you may pay these charges at potentially different levels at the outset as a front-end sales charge, at the time you sell your shares as a CDSC and/or over time in the form of distribution and/or service fees. You may be required to pay brokerage commissions and other fees to financial intermediaries when transacting in any class of Fund shares, including those that do not assess any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution. Such brokerage commissions and other fees are set by the financial intermediary.
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As described in more detail below, Class A and Class V shares have a front-end sales charge, which is deducted from your purchase price when you buy your shares, and results in a smaller dollar amount being invested in the Fund than the purchase price you pay (unless you qualify for a waiver or reduction of the sales charge). The Fund’s other share classes do not have a front-end sales charge, so the full amount of your purchase price is invested in those classes. Class A and Class V shares have lower ongoing distribution and/or service fees than Class C and Class R shares of the Fund. Over time, Class C and Class R shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and the distribution and/or service fees you would pay for Class A and Class V shares. Although the full amount of your purchase price of Class C and Class R shares is invested in a Fund, your return on this money will be reduced by the expected higher annual expenses of Class C and Class R shares. In this regard, note that effective April 1, 2021, Class C shares generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date (prior to April 1, 2021, the 10-year anniversary of such date). The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary’s platform or accounts. No sales charge or other charges will apply in connection with such conversions, and the conversions are free from U.S. federal income tax. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares. Class Adv, Class Inst, Class Inst2 and Class Inst3 shares of the Fund do not have distribution and/or service fees.
Whether the ultimate cost is higher for one share class over another depends on the amount you invest, how long you hold your shares, the fees (i.e., sales charges) and expenses of the class and whether you are eligible for reduced or waived sales charges, if available. You are responsible for choosing the share class most appropriate for you after taking into account your share class eligibility, class-specific features, and any applicable reductions in, or waivers of, sales charges. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges. We encourage you to consult with a financial advisor who can help you with your investment decisions. Please contact your financial intermediary for more information about services, fees and expenses, and other important information about investing in the Fund, as well as with any questions you may have about your investing options. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts.
Class A Shares — Front-End Sales Charge
Unless your purchase qualifies for a waiver (e.g., you buy the shares through reinvested Fund dividends or distributions or subject to an applicable financial intermediary-specific waiver), you will pay a front-end sales charge when you buy Class A shares (other than shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, and Columbia U.S. Treasury Index Fund), resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. The Class A shares sales charge is waived on Class C shares converted to Class A shares. For more information about sales charge waivers and reduction opportunities, see Choosing a Share Class — Reductions/Waivers of Sales Charges and Appendix A.
The Distributor receives the sales charge and re-allows (or pays) a portion of the sales charge to the financial intermediary through which you purchased the shares. The Distributor retains the balance of the sales charge.
The front-end sales charge you will pay on Class A shares:
■	depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you or your financial intermediary notifies the Fund).
The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

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Class A Shares — Front-End Sales Charge — Breakpoint Schedule*
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to financial intermediaries as a % of the offering price
Equity Funds, Columbia Adaptive Risk Allocation Fund, Columbia Commodity Strategy Fund, Columbia Multi Strategy Alternatives Fund, and Funds-of-Funds (equity)*	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Fixed Income Funds (except those listed below) and Funds-of-Funds (fixed income)*	$0-$49,999	4.75%	4.99%	4.00%
	$50,000–$99,999	4.25%	4.44%	3.50%
	$100,000–$249,999	3.50%	3.63%	3.00%
	$250,000–$499,999	2.50%	2.56%	2.15%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Tax-Exempt Funds (other than Columbia Short Duration Municipal Bond Fund)	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$500,000 or more	0.00%	0.00%	0.00%(c)

Columbia Floating Rate Fund, Columbia Limited Duration Credit Fund, Columbia Mortgage Opportunities Fund, Columbia Quality Income Fund, and Columbia Total Return Bond Fund	$0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	2.00%	2.04%	1.75%
	$500,000–$999,999	1.50%	1.52%	1.25%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Short Term Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$999,999	0.50%	0.50%	0.40%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Columbia Short Duration Municipal Bond Fund	$0-$99,999	1.00%	1.01%	0.75%
	$100,000–$249,999	0.75%	0.76%	0.50%
	$250,000–$499,999	0.50%	0.50%	0.40%
	$500,000 or more	0.00%	0.00%	0.00%(c)

*	The following Funds are not subject to a front-end sales charge or CDSC on Class A shares: Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. "Funds-of-Funds (equity)" includes Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio. "Funds-of-Funds (fixed income)" includes Columbia Capital Allocation Conservative Portfolio and Columbia Income Builder Fund. Columbia Balanced Fund, Columbia Flexible Capital Income Fund and Columbia Global Opportunities Fund are treated as equity Funds for purposes of the table.
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(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
(c)	For information regarding cumulative commissions paid to your financial intermediary when you buy $1 million or more of Class A shares of a Taxable Fund or $500,000 or more of Class A shares of a Tax-Exempt Fund, see Class A Shares — Commissions below.
Class A Shares — CDSC
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without a front-end sales charge.
Tax-Exempt Funds
■	If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Duration Municipal Bond Fund) without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem those shares within 12 months after purchase.
■	If you purchased Class A shares of Columbia Short Duration Municipal Bond Fund without paying a front-end sales charge because your eligible accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem those shares within 12 months after purchase.
Taxable Funds
■	If you purchased Class A shares of any Taxable Fund without paying a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in the previous sentence.
Class A Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class A shares. The Distributor generally funds the commission through the applicable sales charge you paid. For more information, see Class A Shares — Front-End Sales Charge above.
The Distributor may also pay your financial intermediary a cumulative commission when you buy Class A shares in amounts not subject to a front-end sales charge, according to the following schedules (assets initially purchased into Class A shares of Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund that were purchased without the application of a front-end sales charge are excluded for purposes of calculating a financial intermediary’s commission under these schedules):

Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%**
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*	The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $3,999,999 and 0.50% on the balance.
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**	The commission level on purchases of Class A shares of Columbia Short Duration Municipal Bond Fund is: 0.50% on purchases of $500,000 to $19,999,999 and 0.25% on purchases of $20 million or more.

Class A Shares of Taxable Funds — Commission Schedule (Paid by the Distributor to Financial Intermediaries)*
Purchase Amount	Commission Level** (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	Not applicable to Funds that do not assess a front-end sales charge.
**	The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Class C Shares — Front-End Sales Charge
You do not pay a front-end sales charge when you buy Class C shares, but you may pay a CDSC when you sell Class C shares. Although Class C shares do not have a front-end sales charge, over time Class C shares can incur distribution and/or service fees that are equal to or more than the front-end sales charge and distribution and/or service fees you would pay for Class A shares. Thus, although the full amount of your purchase of Class C shares is invested in a Fund, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class C shares. If you are eligible to invest in Class A shares without a front-end sales charge, you should discuss your options with your financial intermediary. For more information, see Choosing a Share Class – Reductions/Waivers of Sales Charges.
Class C Shares — Conversion to Class A Shares
Effective April 1, 2021, Class C shares of a Fund generally automatically convert to Class A shares of the same Fund in the month of or the month following the 8-year anniversary of the Class C shares purchase date. Prior to April 1, 2021, Class C shares of a Fund generally automatically converted to Class A shares of the same Fund in the month of or in the month following the 10-year anniversary of the Class C shares purchase date. Class C shares held through a financial intermediary in an omnibus account will be converted (pursuant to the financial intermediary’s Class C conversion policy, including those disclosed in Appendix A, which may differ from the Fund’s policy described here) provided that the intermediary is able to track individual shareholders’ holding periods. It is the financial intermediary's (and not the Fund's) responsibility to keep records and to ensure that the shareholder holding period is calculated properly. Not all financial intermediaries are able to track individual shareholders' holding periods. For example, group retirement plans held through third-party intermediaries that hold Class C shares in an omnibus account may not track participant level share lot aging. Please consult with your financial intermediary about your eligibility for Class C share conversion. The Fund may convert Class C shares held through a financial intermediary to Class A shares sooner in connection with the withdrawal of Class C shares of the Fund from the financial intermediary's platform or accounts. Once your Class C shares convert to Class A shares, your total returns from an investment in the Fund may increase as a result of the lower operating costs of Class A shares.
The following rules apply to the automatic conversion of Class C shares to Class A shares:
■	Class C share accounts that are Direct-at-Fund Accounts and Networked Accounts for which the Transfer Agent (and not your financial intermediary) sends you Fund account transaction confirmations and statements, convert on or about the 15th day of the month (if the 15th is not a business day, then the next business day thereafter) that they become eligible for automatic conversion provided that the Fund has records that Class C shares have been held for the requisite time period.
■	For purposes of determining the month when your Class C shares are eligible for conversion, the start of the holding period is the first day of the month in which your purchase was made. Your financial intermediary may choose a different day of the month to convert Class C shares. Please contact your financial intermediary for more information on calculating the holding period.
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■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.
■	You’ll receive the same dollar value of Class A shares as the Class C shares that were automatically converted. Class C shares that you received from an exchange of Class C shares of another Fund will convert based on the day you bought the original shares.
■	In addition to the above automatic conversion of Class C to Class A shares policy, the Transfer Agent seeks to convert Class C shares as soon as administratively feasible, regardless of how long such shares have been owned, to Class A shares of the same Fund for Direct-at-Fund Accounts (as defined below) that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
■	No sales charge or other charges apply in connection with these automatic conversions, and the conversions are free from U.S. federal income tax.
Class C Shares — CDSC
You will pay a CDSC of 1.00% if you redeem Class C shares within 12 months of buying them unless you qualify for a waiver of the CDSC (e.g., the shares you are selling were purchased with reinvested Fund distributions). Redemptions of Class C shares are not subject to a CDSC if redeemed after 12 months. Class C shares of Columbia Government Money Market Fund are not subject to a CDSC. For more information, see Choosing a Share Class — Reductions/Waivers of Sales Charges.
Class C Shares — Commissions
Although there is no front-end sales charge when you buy Class C shares, the Distributor makes an up-front payment (which includes a sales commission and an advance of service fees) directly to your financial intermediary of up to 1.00% of the NAV per share when you buy Class C shares (except on purchases of Class C shares of Columbia Government Money Market Fund). A portion of this payment may be passed along to your financial advisor. The Distributor seeks to recover this payment through fees it receives under the Fund's distribution and/or service plan during the first 12 months following the sale of Class C shares, and any applicable CDSC when you sell your shares. For more information, see Choosing a Share Class — Distribution and Service Fees.
Class V Shares — Front-End Sales Charge
Unless you qualify for a waiver (e.g., you purchase shares through reinvested Fund distributions), you will pay a front-end sales charge when you buy Class V shares, resulting in a smaller dollar amount being invested in a Fund than the purchase price you pay. For more information about sales charge waivers (as well as sales charge reduction opportunities), see Choosing a Share Class — Reductions/Waivers of Sales Charges.
The front-end sales charge you will pay on Class V shares:
■	depends on the amount you are investing (generally, the larger the investment, the smaller the percentage sales charge), and
■	is based on the total amount of your purchase and the value of your account (and any other accounts eligible for aggregation of which you notify your financial intermediary or, in the case of Direct-at-Fund Accounts (as defined below), you notify the Fund).

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Class V Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to Financial Intermediaries as a % of the offering price
Equity Funds	$0–$49,999	5.75%	6.10%	5.00%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

Fixed Income Funds	$0–$49,999	4.75%	4.99%	4.25%
	$50,000–$99,999	4.50%	4.71%	3.75%
	$100,000–$249,999	3.50%	3.63%	2.75%
	$250,000–$499,999	2.50%	2.56%	2.00%
	$500,000–$999,999	2.00%	2.04%	1.75%
	$1,000,000 or more	0.00%	0.00%	0.00%(c)

(a)	Purchase amounts and account values are aggregated among all eligible Fund accounts for the purposes of this table.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.
(c)	For more information regarding cumulative commissions paid to your financial intermediary when you buy $1 million or more of Class V shares, see Class V Shares — Commissions below.
Class V Shares — CDSC
In some cases, you will pay a CDSC if you sell Class V shares that you bought without a front-end sales charge.
■	If you purchased Class V shares without a front-end sales charge because your eligible accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase, and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase.
■	Subsequent Class V share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within the time periods noted above.
Class V Shares — Commissions
The Distributor may pay your financial intermediary an up-front commission when you buy Class V shares (a portion of this commission may, in turn, be paid to your financial advisor). For more information, see Class V Shares — Front-End Sales Charge.
The Distributor may also pay your financial intermediary a cumulative commission when you buy $1 million or more of Class V shares, according to the following schedule:

Class V Shares — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
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Class V Shares — Commission Schedule (Paid by the Distributor to Financial Intermediaries)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$3 million – $49,999,999	0.50%
$50 million or more	0.25%
*	The commission level applies to the applicable asset level; therefore, for example, for a purchase of $5 million, the Distributor would pay a commission of 1.00% on the first $2,999,999 and 0.50% on the balance.
Reductions/Waivers of Sales Charges
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund (i.e., a Direct-at-Fund Account, as defined below) or through a financial intermediary. Financial intermediaries may have different policies and procedures regarding the availability of front-end sales charge and/or CDSC waivers. In all instances, it is your responsibility to notify your financial intermediary or (for Direct-at-Fund Accounts, as defined below) the Fund at the time of purchase of any relationship or other facts that may qualify you for sales charge waivers or discounts. In order to obtain waivers and discounts not available through a particular financial intermediary, shareholders will have to purchase Fund shares directly from the Fund (if permitted) or through a different financial intermediary. For a description of financial intermediary-specific sales charge reductions and/or waivers, see Appendix A.
Class A and Class V Shares Front-End Sales Charge Reductions
The Fund makes available two means of reducing the front-end sales charge that you may pay when you buy Class A shares or Class V shares of a Fund. These types of sales charge reductions are also referred to as breakpoint discounts.
First, through the right of accumulation (ROA), you may combine the value of eligible accounts (as described in the Eligible Accounts section below) maintained by you and members of your immediate family to reach a breakpoint discount level and apply a lower front-end sales charge to your purchase. To calculate the combined value of your eligible Fund accounts in the particular class of shares, the Fund will use the current public offering price per share. For purposes of obtaining a breakpoint discount through ROA, you may aggregate your and your “immediate family” members' ownership (as described in the FUNDamentals box below) of certain classes of shares held in certain account types, as described in the Eligible Accounts section below.
Second, by making a statement of intent to purchase additional shares (commonly referred to as a letter of intent (LOI)), you may pay a lower sales charge on all purchases of Class A shares or Class V shares made within 13 months after the date of your LOI. Your LOI must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least enough to reach the first (or next) breakpoint of the Fund. The required form of LOI may vary by financial intermediary, so please contact them directly for more information. Five percent of the purchase commitment amount will be placed in escrow. At the end of the 13-month period, the shares will be released from escrow, provided that you have invested the commitment amount. If you do not invest the commitment amount by the end of the 13 months, the remaining amount of the unpaid sales charge will be redeemed from the escrowed shares and the remaining balance released from escrow. To calculate the total value of the purchases you've made under an LOI, the Fund will use the historic cost (i.e., dollars invested and not current market value) of the shares held in each eligible account; reinvested dividends or capital gains, or purchases made through the reinstatement privilege do not count as purchases made under an LOI. For purposes of making an LOI to purchase additional shares, you may aggregate eligible shares owned by you or your immediate family members in eligible accounts, valued as of the day immediately before the initiation of your LOI.
You must request the reduced sales charge (whether through ROA or an LOI) when you buy shares. If you do not complete and file an LOI, or do not request the reduced sales charge at the time of purchase, you will not be eligible for the reduced sales charge. To obtain a breakpoint discount, you must notify your financial intermediary in writing at the time you buy your shares of each eligible account maintained by you and members of your immediate family, including accounts maintained through different financial intermediaries. You and your financial intermediary are
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responsible for ensuring that you receive discounts for which you are eligible. Please contact your financial intermediary with questions regarding application of the eligible discount to your account. You may be asked by your financial intermediary (or by the Fund if you hold your account directly with the Fund) for account statements or other records to verify your discount eligibility for new and subsequent purchases, including, when applicable, records for accounts opened with a different financial intermediary and records of accounts established by members of your immediate family.
The sales charge reductions available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge reductions, see Appendix A.
 FUNDamentals
Your “Immediate Family” and Account Value Aggregation
For purposes of obtaining a breakpoint discount for Class A shares or Class V shares, the value of your account will be deemed to include the value of all applicable shares in eligible Fund accounts that are held by you and your “immediate family,” which includes your spouse, domestic partner, parent, step-parent, legal guardian, child under 21, step-child under 21, father-in-law and mother-in-law, provided that you and your immediate family members share the same mailing address. Any Fund accounts linked together for account value aggregation purposes as of the close of business on September 3, 2010 will be permitted to remain linked together. Group retirement plan accounts are valued at the retirement plan level.
Eligible Accounts
The following accounts are eligible for account value aggregation as described above, provided that they are invested in Class A (excluding, in the case of Direct-at-Fund Accounts, Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge), Class C, Class E, Class Inst or Class V shares of a Fund, or non-retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Fund: individual or joint accounts; Roth and traditional Individual Retirement Accounts (IRAs); Simplified Employee Pension accounts (SEPs), Savings Investment Match Plans for Employees of Small Employers accounts (SIMPLEs) and Tax Sheltered Custodial Accounts (TSCAs); Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts for which you, your spouse, or your domestic partner is parent or guardian of the minor child; revocable trust accounts for which you or an immediate family member, individually, is the beneficial owner/grantor; accounts held in the name of your, your spouse’s, or your domestic partner’s sole proprietorship or single owner limited liability company or S corporation; qualified retirement plan assets, provided that you are the sole owner of the business sponsoring the plan, are the sole participant (other than a spouse) in the plan, and have no intention of adding participants to the plan; and investments in wrap accounts.
The following accounts are not eligible for account value aggregation as described above: accounts of pension and retirement plans with multiple participants, such as 401(k) plans (which are combined to reduce the sales charge for the entire pension or retirement plan and therefore are not used to reduce the sales charge for your individual accounts); investments in 529 plans, donor advised funds, variable annuities, variable insurance products or managed separate accounts; charitable and irrevocable trust accounts; accounts holding shares of money market funds that used the Columbia brand before May 1, 2010; accounts invested in Class R shares of a Fund; and retirement plan accounts invested in Class Adv, Class Inst2 or Class Inst3 shares of a Fund.
Additionally, direct purchases of shares of Columbia Government Money Market Fund may not be aggregated for account value aggregation purposes; however, shares of Columbia Government Money Market Fund acquired by exchange from other Columbia Funds that assess a sales charge may be included in account value aggregation.
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Choosing a Share Class (continued)
Class A and Class V Shares Front-End Sales Charge Waivers
There are no front-end sales charges on reinvested Fund distributions. The Class A shares sales charge is waived on conversions of Class C shares to Class A shares. The Distributor may waive front-end sales charges on purchases of Class A and Class V shares of the Funds by certain categories of investors, including Board members, certain employees of financial intermediaries, Fund portfolio managers, certain partners and employees of outside legal counsel to the Funds or the Board, separate accounts of an insurance company exempt from registration as an investment company under Section 3(c)(11) of the 1940 Act, registered broker-dealer firms that have an agreement with the Distributor purchasing Fund shares for their investment account only, and qualified employee benefit plan rollovers to Class A shares in the same Fund (see Appendix S to the SAI for details). For a more complete description of categories of investors who may purchase Class A and Class V shares of the Funds at NAV, without payment of any front-end sales charge that would otherwise apply, see Appendix S to the SAI.
In addition, certain types of purchases of Class A and Class V shares may be made at NAV. The Distributor may waive front-end sales charges on (i) purchases (including exchanges) of Class A shares in accounts of financial intermediaries that have entered into agreements with the Distributor to offer Fund shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to customers; (ii) exchanges of Class Inst shares of a Fund for Class A shares of the Fund; (iii) purchases of Class A shares on brokerage mutual fund-only platforms of financial intermediaries that have an agreement with the Distributor that specifically authorizes the offering of Class A shares within such platform; (iv) purchases through certain wrap fee or other products or programs that involve fee-based compensation arrangements that have, or clear trades through a financial intermediary that has, a selling agreement with the Distributor; (v) purchases through state sponsored 529 Plans; (vi) purchases through banks, trust companies, and thrift institutions acting as fiduciaries; (vii) purchases through certain employee benefit plans and certain qualified deferred compensation plans; and (viii) purchases of Class A and Class V shares in Direct-at-Fund Accounts (as defined below) that do not have a financial intermediary assigned to them. For a more complete description of these eligible transactions, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
CDSC Waivers – Class A, Class C and Class V
You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class C or Class V shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Funds or for other reasons. For example, the CDSC will be waived on redemptions of shares: in the event of the shareholder's death; for which no sales commission or transaction fee was paid to an authorized financial intermediary at the time of purchase; purchased through reinvestment of dividends and capital gain distributions; that result from required minimum distributions taken from retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations; that result from returns of excess contributions made to retirement plans or individual retirement accounts (subject to certain conditions); initially purchased by an employee benefit plan (for Class A shares) and that are not connected with a plan level termination (for Class C or Class V shares); in connection with the Fund's Small Account Policy (which is described in Buying, Selling and Exchanging Shares — Transaction Rules and Policies); held within Direct-at-Fund Accounts that do not have a financial intermediary assigned to them; and by certain other investors and in certain other types of transactions or situations. Restrictions may apply to certain accounts and certain transactions. The Distributor may, in its sole discretion, authorize the waiver of the CDSC for additional classes of investors. The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases. For a more complete description of the available waivers of the CDSC on redemptions of Class A, Class C or Class V shares, see Appendix S to the SAI.
The sales charge waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. For a description of such financial intermediary-specific sales charge waivers, see Appendix A.
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Choosing a Share Class (continued)
Repurchases (Reinstatements)
As noted in the table below, you can redeem shares of certain classes (see Redeemed Share Class below) and use such redemption proceeds to buy shares of the Corresponding Repurchase Class without paying an otherwise applicable sales charge and/or CDSC (other than, in the case of Direct-at-Fund Accounts, redemptions from Funds that do not assess a front-end sales charge, including Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund, unless such shares were purchased via an exchange from Class A shares of a Fund on which you paid the Class A share applicable front-end sales charge) within 90 days, up to the amount of the redemption proceeds.

Repurchases (Reinstatements)
Redeemed Share Class	Corresponding Repurchase Class
Class A	Class A
Class C	Class C
Class V	Class V
Any CDSC paid upon redemption of your Class A, Class C or Class V shares of a Fund will not be reimbursed.
To be eligible for the repurchase (or reinstatement) privilege, the purchase must be made into an account for the same owner, but does not need to be into the same Fund from which the shares were sold. The Transfer Agent, Distributor or their agents must receive a written reinstatement request from you or your financial intermediary within 90 days after the shares are redeemed. The purchase of the Corresponding Repurchase Class (as noted in the table above) through this repurchase (or reinstatement) privilege will be made at the NAV of such shares next calculated after the request is received in “good form.” Systematic withdrawals and purchases are excluded from this policy.
Restrictions and Changes in Terms and Conditions
Restrictions may apply to certain accounts and certain transactions. The Funds and/or the Distributor may change or cancel these terms and conditions at any time. Unless you provide your financial intermediary with information in writing about all of the factors that may count toward available reductions or waivers of an applicable sales charge, there can be no assurance that you will receive all of the reductions and waivers for which you may be eligible. To the extent your Fund account is held directly with the Fund, you should provide this information to the Fund when placing your purchase or redemption order. Please see Appendix A to this prospectus and Appendix S of the SAI for more information about sales charge waivers.
Distribution and Service Fees
The Board has approved, and the Funds have adopted, distribution and/or shareholder service plans which set the distribution and/or service fees that are periodically deducted from the Funds’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible financial intermediaries for, with regard to distribution fees, selling Fund shares and, with regard to service fees, directly or indirectly providing services to shareholders. Because the fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment over time.
The table below shows the maximum annual distribution and/or service fees (as an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class:

	Distribution Fee	Service Fee	Combined Total
Class A	up to 0.25%	up to 0.25%(c)	up to 0.35%(a)(c)(d)
Class Adv	None	None	None
Class C	0.75%(b)(d)	0.25%(c)	1.00%(c)(d)
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Choosing a Share Class (continued)
	Distribution Fee	Service Fee	Combined Total
Class Inst	None	None	None
Class Inst2	None	None	None
Class Inst3	None	None	None
Class R (series of CFST and CFST I)	0.50%	—(e)	0.50%
Class R (series of CFST II)	up to 0.50%	up to 0.25%	0.50%(d)(e)
Class V	None	up to 0.50%(f)	up to 0.50%(f)
(a)	The maximum distribution and service fees for Class A shares varies among the Funds, as shown in the table below:

Funds	Maximum Class A Distribution Fee	Maximum Class A Service Fee	Maximum Class A Combined Total
Series of CFST and CFST II (other than Columbia Government Money Market Fund)	—	—	0.25%; these Funds pay a combined distribution and service fee
Columbia Government Money Market Fund	—	—	0.10%
Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund	up to 0.15%	up to 0.15%	0.15%
Columbia Balanced Fund, Columbia Contrarian Core Fund, Columbia Dividend Income Fund, Columbia Global Technology Growth Fund, Columbia Large Cap Growth Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Select Mid Cap Growth Fund, Columbia Small Cap Growth Fund, Columbia Total Return Bond Fund	up to 0.10%	up to 0.25%	up to 0.35%; these Funds may
pay distribution and service fees
up to a maximum of 0.35% of their
average daily net assets
attributable to Class A shares
(comprised of up to 0.10% for
distribution services and up to
0.25% for shareholder liaison
services) but currently limit such
fees to an aggregate fee of not
more than 0.25% for
			Class A shares
Columbia Adaptive Risk Allocation Fund, Columbia Bond Fund, Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Corporate Income Fund, Columbia Emerging Markets Fund, Columbia Greater China Fund, Columbia International Dividend Income Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia Multi Strategy Alternatives Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Select Large Cap Growth Fund, Columbia Small Cap Value Fund I, Columbia Strategic Income Fund, Columbia Strategic New York Municipal Income Fund, Columbia U.S. Social Bond Fund	—	0.25%	0.25%
Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Tax-Exempt Fund, Columbia Strategic California Municipal Income Fund	—	0.20%	0.20%
Columbia U.S. Treasury Index Fund	---	0.15%	0.15%
(b)	The distribution fee for Class C shares of certain Funds varies. The annual distribution fee for Class C shares shall be 0.45% for Columbia Connecticut Intermediate Municipal Bond Fund, Columbia Massachusetts Intermediate Municipal Bond Fund, Columbia New York Intermediate Municipal Bond Fund, Columbia Oregon Intermediate Municipal Bond Fund, Columbia Strategic California Municipal Income Fund, and Columbia Strategic New York Municipal Income Fund, 0.55% for Columbia Short Term Bond Fund and Columbia Corporate Income Fund, 0.60% for Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, and Columbia Tax-Exempt Fund, and 0.65% for Columbia U.S. Treasury Index Fund, of the average daily net assets of the Fund’s Class C shares.
(c)	The service fees for Class A and Class C shares of certain Funds vary. The annual service fee for Class A and Class C shares of Columbia High Yield Municipal Fund, Columbia Intermediate Duration Municipal Bond Fund, Columbia Tax-Exempt Fund and Class A shares of Columbia Strategic California Municipal Income Fund may equal up to 0.20% of the average daily NAV of all shares of such Fund class. The service fee for Class A and Class C shares of Columbia U.S. Treasury Index Fund shall equal up to 0.15% annually of the average daily NAV of all shares of such Fund class.
(d)	Fee amounts noted apply to all Funds other than Columbia Government Money Market Fund, which, for Class A shares, pays distribution and service fees of 0.10%, and for Class C shares pays distribution fees of 0.75%. The payment of the distribution and/or service fees payable by
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Choosing a Share Class (continued)
Columbia Government Money Market Fund under its Plan of Distribution has been suspended through November 30, 2023, or such earlier date as may be determined at the sole discretion of the Fund’s Board. Compensation paid to financial intermediaries is suspended for the duration of the suspension of payments under Columbia Government Money Market Fund’s Plan of Distribution.
(e)	Class R shares of series of CFST and CFST I pay a distribution fee pursuant to a Rule 12b-1 plan. The Funds do not have a shareholder service plan for Class R shares. Series of CFST II have a distribution and shareholder service plan for Class R shares. For Class R shares of series of CFST II, the maximum fee under the plan reimbursed for distribution expenses is equal on an annual basis to 0.50% of the average daily net assets of the Fund attributable to Class R shares. Of that amount, up to 0.25% may be reimbursed for shareholder service expenses.
(f)	The shareholder servicing fees for Class V shares are up to 0.50% of average daily net assets attributable to Class V shares for equity Funds and 0.40% for fixed income Funds. In general, the Funds currently limit such fees to a maximum of 0.25% for equity Funds and 0.15% for fixed-income Funds. These fees for Class V shares are not paid pursuant to a Rule 12b-1 plan. See Class V Shareholder Service Fees below for more information.
The distribution and/or service fees for Class A, Class C, and Class R shares, as applicable, are subject to the requirements of Rule 12b-1 under the 1940 Act. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its sole discretion.
For Class A shares, the Distributor begins to pay these fees immediately after purchase, except in the following case, in which the Distributor begins to pay these fees 12 months after purchase: a purchase of Class A shares of $1 million or more for Taxable Funds or $500,000 or more for Tax-Exempt Funds that pay a Class A up-front commission to your financial intermediary and the financial intermediary has opted to receive such commission. The Distributor’s policy to otherwise begin to pay these fees immediately on Class A shares also applies to purchases of funds that do not pay an up-front sales commission on Class A shares, which includes Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund and Columbia U.S. Treasury Index Fund. For Class C shares, the Distributor begins to pay these fees 12 months after purchase. However, for Class C shares, financial intermediaries may opt to decline the up-front payment described in Choosing a Share Class – Sales Charges and Commissions – Class C Shares – Commissions and instead may receive these fees immediately after purchase. If the intermediary opts to receive the up-front payment, the Distributor retains the distribution and/or service fee for the first 12 months following the sale of Class C shares in order to recover the up-front payment made to financial intermediaries and to pay for other related expenses. For Class R shares, the Distributor begins to pay these fees immediately after purchase.
Series of CFST II. The maximum fee for services under the distribution and/or shareholder servicing plan for series of CFST II is the lesser of the amount of reimbursable expenses and the fee rates in the table above. If a share class of a series of CFST II has no reimbursable distribution or shareholder servicing expenses, it will suspend the payment of any such fee. As a result of any such suspensions, the expense ratio of a Fund’s share class disclosed in the Annual Fund Operating Expenses table in the Summary of the Fund section of this prospectus may not match the ratio of expenses of such share class to average net assets shown in the Financial Highlights section of this prospectus.
If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other financial intermediary, distribution and service fees may be retained by the Distributor as payment or reimbursement for incurring certain distribution and shareholder service related expenses.
Over time, these distribution and/or service fees will reduce the return on your investment and may cost you more than paying other types of sales charges. The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan and/or shareholder servicing plans continue in effect, which is expected to be indefinitely. However, the Fund may reduce or discontinue payments at any time. Your financial intermediary may also charge you other additional fees for providing services to your account, which may be different from those described here.
Class V Shareholder Services Fees
The Funds that offer Class V shares have adopted a shareholder services plan that permits them to pay for certain services provided to Class V shareholders by their financial intermediaries. Equity Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund's average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). Fixed income Funds may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund's average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison
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Choosing a Share Class (continued)
services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% for equity Funds and not more than 0.15% for fixed income Funds. The Distributor begins to pay these fees immediately after purchase for purchases up to $1 million, for purchases of $1 million or more the Distributor will begin to pay these fees 12 months after purchase. These fees for Class V shares are not paid pursuant to a Rule 12b-1 plan. With respect to those Funds that declare dividends on a daily basis, the shareholder servicing fee shall be waived by the financial intermediaries to the extent necessary to prevent net investment income from falling below 0% on a daily basis. If you maintain shares of the Fund directly with the Fund, without working with a financial advisor or other intermediary, shareholder services fees may be retained by the Distributor as payment or reimbursement for incurring certain shareholder service related expenses.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, including other Ameriprise Financial affiliates, for marketing/sales support services relating to the Funds (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Funds attributable to that financial intermediary; gross sales of the Funds attributable to that financial intermediary; reimbursement of ticket charges (fees that a financial intermediary charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, Marketing Support Payments to any one financial intermediary are generally between 0.01% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and their affiliates may at times make payments with respect to a Fund or the Columbia Funds generally on a basis other than those described above, or in larger amounts, when dealing with certain financial intermediaries. Not all financial intermediaries receive Marketing Support Payments. The Distributor, the Investment Manager and their affiliates do not make Marketing Support Payments with respect to Class Inst3 shares.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, including other Ameriprise Financial affiliates, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Generally, each Fund pays the Transfer Agent a per account fee or a percentage of the average aggregate value of shares per annum maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a channel-specific or share class-specific cap established by the Board from time to time. Fee amounts in excess of the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates. For Class Inst3 shares, the Transfer Agent does not pay financial intermediaries for Shareholder Services, except that for Class Inst3 shares of Columbia Ultra Short Term Bond Fund (formerly an unnamed share class of the Fund), the Transfer Agent makes Shareholder Services payments to a financial intermediary through which shares of this class were held (under its former unnamed share class name) as of November 30, 2018, and the Fund does not compensate the Transfer Agent for any Shareholder Services provided by financial intermediaries.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by the Securities and Exchange Commission (the SEC) and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
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Choosing a Share Class (continued)
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and pay Shareholder Services fees.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive for recommending the Fund or a particular share class over others.
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Buying, Selling and Exchanging Shares
Share Price Determination
The price you pay or receive when you buy, sell or exchange shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its Valuation Committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or
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Buying, Selling and Exchanging Shares (continued)
other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Transaction Rules and Policies
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or exchange shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money. Your financial intermediary may have rules and policies in place that are in addition to or different than those described below.
Order Processing
Orders to buy, sell or exchange Fund shares are processed on business days. Depending upon the class of shares, orders can be made by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your financial intermediary before the end of a business day are priced at the NAV per share (plus any applicable sales charge) of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day's NAV per share (plus any applicable sales charge). For Direct-at-Fund Accounts (as defined below), when a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives the transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery. The market value of the Fund's investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
“Good Form”
An order is in “good form” if the Transfer Agent or your financial intermediary has received payment (in the case of purchases) and all of the information and documentation it deems necessary to effect your order. For example, when you sell shares, “good form” means that your request (i) has complete instructions and written requests include the signatures of all account owners, (ii) is for an amount that is less than or equal to the shares in your account for which payment has been received and collected, (iii) has a Medallion Signature Guarantee for amounts greater than $100,000 and certain other transactions, as described below, and (iv) includes any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.
Medallion Signature Guarantees
The Transfer Agent may require a Medallion Signature Guarantee for your signature in order to process certain transactions, including if: (i) the transaction amount is over $100,000; (ii) you want your check made payable to someone other than the registered account owner(s); (iii) the address of record has changed within the last 30 days; (iv) you want the check mailed to an address other than the address of record; (v) you want proceeds to be sent according to existing bank account instructions not coded for outgoing Automated Clearing House (ACH) or wire, or to a bank account not on file; or (vi) you are changing legal ownership of your account.
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A Medallion Signature Guarantee helps assure that a signature is genuine and not a forgery. A Medallion Signature Guarantee must be provided by an eligible guarantor institution including, but not limited to, the following: a bank, credit union, savings association, broker or dealer that participates in the Securities Transfer Association Medallion Program (STAMP), the Stock Exchange Medallion Program (SEMP) or the New York Stock Exchange Medallion Signature Program (MSP). For other transactions, the Transfer Agent may require a signature guarantee. Notarization by a notary public is not an acceptable signature guarantee. The Transfer Agent reserves the right to reject a signature guarantee and to request additional documentation for any transaction.
Customer Identification Program
Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals) and taxpayer or other government issued identification (e.g., social security number (SSN) or other taxpayer identification number (TIN)). If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund will not be liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.
Small Account Policy — Class A, Class C, Class Inst, and Class V Share Accounts Below the Minimum Account Balance
The Funds generally will automatically sell your shares if the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the applicable minimum account balance. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. Generally, you may avoid such an automatic sale by raising your account balance to at least $250 or consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts). The minimum account balance varies among share classes and types of accounts, as follows:

Minimum Account Balance
Minimum Account Balance
For all classes and account types except those listed below	$250 (None for accounts with Systematic Investment Plans)
Individual Retirement Accounts for all classes except those listed below	None
Class Adv, Class Inst2, Class Inst3 and Class R	None
For shares held directly with the Funds’ Transfer Agent, if your shares are sold, the Transfer Agent will remit the sale proceeds to you. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such an automatic sale. Generally, you may avoid such an automatic sale by raising your account balance to at least $250, consolidating your multiple accounts you may have with the Funds through an exchange (so as to maintain at least $250 in each of your accounts), or setting up a Systematic Investment Plan. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Small Account Policy — Class A, Class C, Class Inst, and Class V Share Accounts Minimum Balance Fee
If the value of your Fund account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you for any reason, including as a result of market decline, your account generally could be subject to a $20 annual fee. The Transfer Agent will
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reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Funds reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or for other reasons.
For shares held directly with the Funds’ Transfer Agent, this fee will be assessed through the automatic sale of Fund shares in your account. Any otherwise applicable CDSC will not be imposed on such an automatic sale of your shares. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your Fund account balance, consolidating your multiple accounts you may have with the Funds, or setting up a Systematic Investment Plan that invests at least monthly. For more information, contact the Transfer Agent or your financial intermediary. The Transfer Agent's contact information (toll-free number and mailing addresses) as well as the Funds’ website address can be found at the beginning of the section Choosing a Share Class.
For shares purchased and held for your benefit through a financial intermediary, this fee could be assessed through the automatic sale of Fund shares in your account if instructed by the Fund and the transaction can be operationally administered by the intermediary.
Exceptions to the Small Account Policy (Accounts Below Minimum Account Balance) and Minimum Balance Fee
The automatic sale of Fund shares in accounts under $250 and the annual minimum balance fee described above do not apply to shareholders of Class Adv, Class Inst2, Class Inst3 and Class R shares; shareholders holding their shares through financial intermediary networked accounts; wrap fee and omnibus accounts; accounts with active monthly Systematic Investment Plans; certain qualified retirement plans; and health savings accounts. The automatic sale of Fund shares of accounts under the applicable minimum account balance does not apply to individual retirement plans.
Small Account Policy — Financial Intermediary Networked and Wrap Fee Accounts
The Funds may automatically redeem, at any time, financial intermediary networked accounts and wrap fee accounts that have account balances of $20 or less or have less than one share.
For shares purchased and held for your benefit through a financial intermediary, the Funds may instruct the intermediary to automatically sell your Fund shares if the transaction can be operationally administered by the intermediary.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Funds or certain of their service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Funds are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any purchase or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or exchange order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's
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portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or exchange transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Exchanging Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including exchange purchase orders, involving any Fund.
For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund, or a sale or exchange out of the Fund followed by a purchase or exchange into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or exchange orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
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■	increased taxable gains to the Fund's remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders. The risks of excessive trading described above also apply to any Underlying Funds in which the Fund invests.
Excessive Trading Practices Policy of Columbia Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Government Money Market Fund) and disrupting portfolio management strategies, Columbia Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. Except as expressly described in this prospectus (such as minimum purchase amounts), Columbia Government Money Market Fund has no limits on purchase or exchange transactions. In addition, Columbia Government Money Market Fund reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.
Opening an Account and Placing Orders
We encourage you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell or exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your financial intermediary. As described below, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.
The Funds are generally available directly and through broker-dealers, banks and other financial intermediaries or institutions, and through certain qualified and non-qualified plans, wrap fee products or other investment products sponsored by financial intermediaries. You may buy, sell, or exchange shares through your financial intermediary. If you maintain your account directly with your financial intermediary, you must contact that agent to process your transaction.
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Not all financial intermediaries offer the Funds (or all classes of Fund shares) and certain financial intermediaries that offer the Funds may not offer all Funds on all investment platforms or programs. Please consult with your financial intermediary to determine the availability of the Funds. If you set up an account at a financial intermediary that does not have, and is unable to obtain, a selling agreement with the Distributor, you will not be able to transfer Fund holdings to that account. In that event, you must either maintain your Fund holdings with your current financial intermediary or find another financial intermediary with a selling agreement.
Financial intermediaries that offer the Funds may charge you additional fees for the services they provide and they may have different policies that are not described in this prospectus. An investor transacting in a class of Fund shares without any front-end sales charge, CDSC, or other asset-based fee for sales or distribution, such as a Rule 12b-1 fee, may be required to pay a commission to the financial intermediary for effecting such transactions. The Funds are offered in a number of different share classes that have different fees and expenses and other features. Some differences in the policies of different financial intermediaries may include different minimum investment amounts, exchange privileges, Fund/class choices and cutoff times for investments. Additionally, recordkeeping, transaction processing and payments of distributions relating to your account may be performed by the financial intermediaries through which your shares of the Fund are held. Since the Fund (and its service providers) may not have a record of your account transactions, you should always contact the financial intermediary through which you purchased or at which you maintain your shares of the Fund to make changes to your account, to give instructions concerning your account, or to obtain information about your account. The Fund and its service providers, including the Distributor and the Transfer Agent, are not responsible for the failure of any financial intermediary to carry out its obligations to its customers.
The Fund may engage financial intermediaries to receive purchase, exchange and sell orders on its behalf. Accounts established directly with the Fund will be serviced by the Transfer Agent. The Funds, the Transfer Agent and the Distributor do not provide investment advice.
Direct-At-Fund Accounts (Accounts Held Directly with the Fund)
Fund shares can be held in a variety of ways. You can hold Fund shares through an account established and held through the financial intermediary through which you purchased Fund shares, or you or your financial intermediary can establish an account directly with the Fund, in which case you will receive Fund account transaction confirmations and statements from the Transfer Agent, and not your financial intermediary (Direct-at-Fund Accounts). Direct-at-Fund Accounts include accounts held at the Transfer Agent that do not or no longer have a financial intermediary assigned to them.
To open a Direct-at-Fund Account, complete a Fund account application with your financial advisor or investment professional, and mail the account application to the Transfer Agent. Account applications may be obtained at columbiathreadneedleus.com or may be requested by calling 800.345.6611. Make your check payable to the Fund. You will be assessed a $15 fee for any checks rejected by your financial institution due to insufficient funds or other reasons. The Funds do not accept cash, credit card convenience checks, money orders, traveler's checks, starter checks, third or fourth party checks, or other cash equivalents.
Mail your check and completed application to the Transfer Agent at its regular or express mail address that can be found at the beginning of the section Choosing a Share Class. You may also use these addresses to request an exchange or redemption of Fund shares. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
You will be sent a statement confirming your purchase and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Funds you own under the same account. Duplicate quarterly account statements for the current year and duplicate annual statements for the most recent prior calendar year will be sent to you free of charge. Copies of year-end statements for prior years are available for a fee. Please contact the Transfer Agent for more information.
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Written Transactions – Direct-at-Fund Accounts
If you have a Direct-at-Fund Account, you can communicate written buy, sell or exchange orders to the Transfer Agent at its address that can be found at the beginning of the section Choosing a Share Class. When a written order to buy, sell or exchange shares is sent to the Transfer Agent, the share price used to fill the order is the next price calculated by the Fund after the Transfer Agent receives your transaction request in “good form” at its transaction processing center (i.e., the Fund’s express mail address), not the P.O. Box provided for regular mail delivery.
Include in your transaction request letter: your name; the name of the Fund(s); your account number; the class of shares to be purchased, exchanged or sold; your SSN or other TIN; the dollar amount or number of shares you want to purchase, exchange or sell; specific instructions regarding delivery of any redemption proceeds or exchange destination (i.e., the Fund/class to be exchanged into); signature(s) of all registered account owner(s); and any special documents the Transfer Agent may require in order to process your order.
Corporate, trust or partnership accounts may need to send additional documents. Payment will be mailed to the address of record and made payable to the names listed on the account, unless your request specifies differently and is signed by all owners.
Telephone Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and Class V shares, if you have a Direct-at-Fund Account, you may place orders to buy, sell or exchange shares by telephone through the Transfer Agent. To place orders by telephone, call 800.422.3737. Have your account number and SSN or TIN available when calling.
You can sell Fund shares via telephone and receive redemption proceeds: by electronic funds transfer via ACH, by wire, or by check to the address of record, subject to a maximum of $100,000 of shares per day, per Fund account. You can buy Fund shares via telephone by electronic funds transfer via ACH from your bank account up to a maximum of $100,000 of shares per day, per Fund account, or by wire from your bank account without a maximum. See below for more information regarding wire and electronic fund transfer transactions. Certain restrictions apply, so please call the Transfer Agent at 800.422.3737 for this and other information in advance of any need to transact via telephone.
Telephone orders may not be as secure as written orders. The Fund will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.
Online Transactions – Direct-at-Fund Accounts
For Class A, Class C, Class Inst, Class Inst3, Class R and Class V shares, if you have a Direct-at-Fund Account, you may be able to place orders to buy, sell, or exchange shares online. Contact the Transfer Agent at 800.345.6611 for more information on certain account trading restrictions and the special sign-up procedures required for online transactions. You can also go to columbiathreadneedleus.com/investor/ to sign up for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you send through the internet. You will be required to accept the terms of an online agreement and to establish an online account and utilize a password in order to access online account services. You can sell a maximum of $100,000 of shares per day, per Fund account through your online account if you qualify for internet orders. Wire transactions are not permitted online.
Wire Transactions – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and Class V shares of a Fund by wiring money from (or to) your bank account to (or from) your Fund account. You must set up this feature prior to your request unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. The Transfer Agent charges a fee for shares sold by wire. The Transfer Agent may waive the
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fee for certain accounts. In the case of a redemption, the receiving bank may charge an additional fee. The minimum amount that can be redeemed by wire is $500. When selling Fund shares via a telephone request, the maximum amount that can be redeemed via wire transfer is $100,000 per day, per Fund account. Wire transactions are not permitted online.
Electronic Funds Transfer via ACH – Direct-at-Fund Accounts
If you hold a Direct-at-Fund Account, you may purchase or redeem Class A, Class C, Class Inst, Class Inst3, Class R and Class V shares of a Fund by electronically transferring money via Automated Clearing House (ACH) from (or to) your bank account to (or from) your Fund account subject to a maximum of $100,000 of shares per day, per Fund account. You must set up this feature prior to your request, unless you are submitting your request in writing, which may require a Medallion Signature Guarantee. Please contact the Transfer Agent by calling 800.422.3737 to obtain the necessary forms and requirements. Your bank may take up to three business days to post an electronic funds transfer to (or from) your Fund account.
Buying Shares
Eligible Investors
Class A Shares
Class A shares are available to the general public for investment. However, Class A shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class Adv Shares
Class Adv shares are available only to (i) omnibus retirement plans, including self-directed brokerage accounts within omnibus retirement plans that clear through institutional no transaction fee (NTF) platforms, (ii) trust companies or similar institutions, (iii) broker-dealers, banks, trust companies and similar institutions that clear Fund share transactions for their client or customer investment advisory or similar accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Adv eligibility apart from selling, servicing or similar agreements, (iv) 501(c)(3) charitable organizations, (v) 529 plans, (vi) health savings accounts, (vii) investors participating in a fee-based advisory program sponsored by a financial intermediary or other entity that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent, and (viii) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform.
Class Adv shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Class Adv shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are also available to certain registered investment advisers that clear Fund share transactions for their client accounts through designated financial intermediaries with mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent (apart from selling, servicing or similar agreements) to sell Class Inst2 shares, which are not offered by the Funds. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration
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Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Additionally, for Columbia Ultra Short Duration Municipal Bond Fund, Direct-at-Fund Accounts held at the Fund’s Transfer Agent that do not or no longer have a financial intermediary assigned to these Fund accounts may purchase shares.
Class C Shares
Class C shares are available to the general public for investment, except that Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares; Class C share purchase orders received from Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund.
Class Inst Shares
Class Inst shares are available only to the categories of eligible investors described below under Class Inst Shares Minimum Initial Investments. Financial intermediaries that clear Fund share transactions through designated financial intermediaries and their mutual fund trading platforms that were given specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Inst shares and omnibus retirement plans are not permitted to establish new Class Inst accounts, subject to certain exceptions described below.
Omnibus retirement plans that opened and, subject to certain exceptions, funded a Class Inst account with the Fund as of the close of business on March 28, 2013 and have continuously held Class Inst shares in such account after such date (each, a grandfathered plan), may generally continue to make additional purchases of Class Inst shares, open new Class Inst accounts and add new participants. In addition, an omnibus retirement plan affiliated with a grandfathered plan may, in the sole discretion of the Distributor, open new Class Inst accounts in a Fund if the affiliated plan opened a Class Inst account on or before March 28, 2013. If an omnibus retirement plan invested in Class Inst shares changes recordkeepers after March 28, 2013, any new accounts established for that plan may not be established in Class Inst shares, but such a plan may establish new accounts in a different share class for which the plan is eligible.
Accounts of financial intermediaries (other than omnibus retirement plans, which are discussed above) that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that received specific written notice from the Transfer Agent of the termination, effective March 29, 2013, of their eligibility for new purchases of Class Inst shares will not be permitted to establish new Class Inst accounts or make additional purchases of Class Inst shares (other than through reinvestment of distributions). Any such account may, at its holder’s option, exchange Class Inst shares of a Fund, without the payment of a sales charge, for Class A shares of the same Fund.
Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares.
Class Inst2 Shares
Class Inst2 shares are available only to (i) certain registered investment advisers and family offices that clear Fund share transactions for their client or customer accounts through designated financial intermediaries and their mutual fund trading platforms that have been granted specific written authorization from the Transfer Agent with respect to Class Inst2 eligibility apart from selling, servicing or similar agreements; (ii) omnibus retirement plans; (iii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst2 shares within such platform and that Fund shares are held in an omnibus account; and (iv) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst2 shares for their own account through platforms approved by the Distributor or an affiliate
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thereof to offer and/or service Class Inst2 shares within such platform. Prior to November 8, 2012, Class Inst2 shares were closed to new investors and new accounts, subject to certain exceptions. Existing shareholders who do not satisfy the new eligibility requirements for investment in Class Inst2 may not establish new Class Inst2 accounts but may continue to make additional purchases of Class Inst2 shares in accounts opened and funded prior to November 8, 2012; provided, however, that investment advisory programs and similar programs that opened a Class Inst2 account as of May 1, 2010, and continuously hold Class Inst2 shares in such account after such date, may generally not only continue to make additional purchases of Class Inst2 shares but also open new Class Inst2 accounts for such pre-existing programs and add new shareholders in the program.
Class Inst3 Shares
Class Inst3 shares are available to: (i) group retirement plans that maintain plan-level or omnibus accounts with the Fund (through the Transfer Agent); (ii) institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an affiliate thereof to offer and/or service Class Inst3 shares within such platform; (iii) collective trust funds; (iv) affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); (v) fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform, provided also that Fund shares are held in an omnibus account; (vi) commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; (vii) health savings accounts, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and that Fund shares are held in an omnibus account; and (viii) bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Class Inst3 shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Funds' shares. Please note that shares acquired in the reorganization of BMO Ultra Short Tax-Free Fund into Columbia Ultra Short Duration Municipal Bond Fund may be held in your Fund account, but to make additional investments in Columbia Ultra Short Duration Municipal Bond Fund, such purchases must be made through financial intermediaries that, by written agreement with the Distributor, are specifically authorized to sell the Fund’s shares. Please note that Class Inst3 shares of Columbia Ultra Short Term Bond Fund that were open and funded accounts prior to November 30, 2018 (the conversion date from the former unnamed share class to Class Inst3 shares) are eligible for additional investment; however, any account established after that date must meet the current Class Inst3 eligibility requirements.
Class R Shares
Class R shares are available only to eligible health savings accounts sponsored by third party platforms, including those sponsored by Ameriprise Financial affiliates, eligible retirement plans and, in the sole discretion of the Distributor, other types of retirement accounts held through platforms maintained by financial intermediaries approved by the Distributor. Eligible retirement plans include any retirement plan other than individual 403(b) plans. Class R shares are generally not available for investment through retail nonretirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or 529 tuition programs. Contact the Transfer Agent or your retirement plan or health savings account administrator for more information about investing in Class R shares.
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Class V Shares
Class V shares are available only to investors who received (and who have continuously held) Class V shares (formerly named Class T shares) in connection with the merger of certain Galaxy funds into certain Funds that were then named Liberty funds.
Additional Eligible Investors
In addition, the Distributor, in its sole discretion, may accept investments in any share class from investors other than those listed in this prospectus, and may also waive certain eligibility requirements for operational and other reasons, including but not limited to any requirement to maintain Fund shares in networked or omnibus accounts.
Minimum Initial Investments
The table below shows the Fund’s minimum initial investment requirements, which may vary by class and type of account.
The Fund reserves the right to redeem your shares if your account falls below the Fund’s minimum initial investment requirement.

Minimum Initial Investments
	Minimum Initial Investment(a)	Minimum Initial Investment for Accounts with Systematic Investment Plans
For all classes and account types except those listed below	$2,000	$100(b)
Individual Retirement Accounts for all classes except those listed below	$1,000	$100(c)
Group retirement plans	None	N/A
Class Adv and Class Inst	$0, $1,000 or $2,000(d)	$100(d)
Class Inst2 and Class R	None	N/A
Class Inst3	$0, $1,000, $2,000 or $1 million(e)	$100(e)
(a)	If your Class A, Class Adv, Class C, Class Inst, Class Inst3 or Class V shares account balance falls below the minimum initial investment amount for any reason, including a market decline, you may be asked to increase it to the minimum initial investment amount or establish a monthly Systematic Investment Plan. If you do not do so, your account will be subject to a $20 annual low balance fee and/or shares may be automatically redeemed and the proceeds mailed to you if the account falls below the minimum account balance. See Buying, Selling and Exchanging Shares — Transaction Rules and Policies above. There is no minimum initial investment in Class A shares for accounts held in an omnibus account on a mutual fund only platform offered through your financial intermediary.
(b)	Columbia Government Money Market Fund requires minimum initial investment of $2,000 for accounts with Systematic Investment Plans.
(c)	Columbia Government Money Market Fund requires minimum initial investment of $1,000 for accounts with Systematic Investment Plans.
(d)	The minimum initial investment in Class Adv shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customers, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Adv shares within such platform; for all other eligible Class Adv share investors (see Buying Shares – Eligible Investors – Class Adv Shares above), there is no minimum initial investment. The minimum initial investment amount for Class Inst shares is $0, $1,000 or $2,000 depending upon the category of eligible investor. See — Class Inst Shares Minimum Initial Investments below. The minimum initial investment amount for monthly Systematic Investment Plan accounts is the same as the amount set forth in the first two rows of the table, as applicable.
(e)	There is no minimum initial investment in Class Inst3 shares for: group retirement plans that maintain plan-level or omnibus accounts with the Fund; collective trust funds; affiliated or unaffiliated mutual funds (e.g., funds operating as funds-of-funds); fee-based platforms of financial intermediaries (or the clearing intermediary that they trade through) that have an agreement with the Distributor or an affiliate thereof that specifically authorizes the financial intermediary to offer and/or service Class Inst3 shares within such platform and Fund shares are held in an omnibus account; and bank trust departments, subject to an agreement with the Distributor that specifically authorizes offering Class Inst3 shares and provided that Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $2,000 ($1,000 for IRAs; $100 for monthly Systematic Investment Plan accounts) for commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst3 shares within such platform and Fund shares are held in an omnibus account. The minimum initial investment in Class Inst3 shares is $1 million, unless waived in the discretion of the Distributor, for the following investors: institutional investors that are clients of the Columbia Threadneedle Global Institutional Distribution Team that invest in Class Inst3 shares for their own account through platforms approved by the Distributor or an
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affiliate thereof to offer and/or service Class Inst3 shares within such platform. The Distributor may, in its discretion, waive the $1 million minimum initial investment required for these Class Inst3 investors. In each case above where noted that Fund shares are required to be held in an omnibus account, the Distributor may, in its discretion, determine to waive this requirement.
Additional Information about Minimum Initial Investments
The minimum initial investment requirements may be waived for accounts that are managed by an investment professional, or for accounts held in approved discretionary or non-discretionary wrap programs. The Distributor, in its sole discretion, may also waive minimum initial investment requirements for other account types.
Minimum investment and related requirements may be modified at any time, with or without prior notice. If your account is closed and then re-opened with a Systematic Investment Plan, your account must meet the then-current applicable minimum initial investment.
Class Inst Shares Minimum Initial Investments
There is no minimum initial investment in Class Inst shares for the following categories of eligible investors:
■	Any health savings account sponsored by a third party platform.
■	Any investor participating in an account sponsored by a financial intermediary or other entity (that provides services to the account) that is paid a fee-based advisory fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.
■	Any commissionable brokerage account, if a financial intermediary has received a written approval from the Distributor to waive the minimum initial investment in Class Inst shares.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $1,000:
■	Individual retirement accounts (IRAs) on commissionable brokerage platforms where the financial intermediary, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares, provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■	Any current employee of Columbia Management Investment Advisers LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares through an individual retirement account (IRA). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
The minimum initial investment in Class Inst shares for the following categories of eligible investors is $2,000:
■	Investors (except investors in individual retirement accounts (IRAs)) who purchase Fund shares through commissionable brokerage platforms where the financial intermediary holds the shares in an omnibus account and, acting as broker on behalf of its customer, charges the customer a commission for effecting transactions in Fund shares provided that the financial intermediary has an agreement with the Distributor that specifically authorizes offering Class Inst shares within such platform.
■	Any current employee of Columbia Management Investment Advisers LLC, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address are eligible to invest in Class Inst shares (other than individual retirement accounts (IRAs), for which the minimum initial investment is $1,000). If you maintain your account with a financial intermediary, you must contact that financial intermediary each time you seek to purchase shares to notify them that you qualify for Class Inst shares. If Class Inst shares are not available at your financial intermediary, you may consider opening a Direct-at-Fund Account. It is your obligation to advise your financial intermediary or (in the case of Direct-at-Fund Accounts) the Transfer Agent that you qualify for Class Inst shares; be prepared to provide proof thereof.
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■	Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Ameriprise Financial and its affiliates and/or subsidiaries.
■	Bank trust departments that assess their clients an asset-based fee.
■	Certain other investors as set forth in more detail in the SAI.
Systematic Investment Plan
The Systematic Investment Plan allows you to schedule regular purchases via automatic transfers from your bank account to the Fund on a monthly, quarterly or semiannual basis. Contact the Transfer Agent or your financial intermediary to set up the plan. Systematic Investment Plans may not be available for all share classes. With the exception of Columbia Government Money Market Fund, Systematic Investment Plan purchases will be confirmed on your quarterly account statement. Columbia Government Money Market Fund Systematic Investment Plan purchases will be confirmed at the time of the purchase. If establishing a Systematic Investment Plan to reduce the initial fund minimum, the plan needs to be established monthly to avoid the small account fee.
Dividend Diversification
Generally, you may automatically invest Fund distributions into the same class of shares (and in some cases certain other classes of shares) of another Fund without paying any applicable front-end sales charge. Call the Transfer Agent at 800.345.6611 for details. The ability to invest distributions from one Fund to another Fund may not be available to accounts held at all financial intermediaries.
Other Purchase Rules You Should Know
■	Once the Transfer Agent or your financial intermediary receives your purchase order in “good form,” your purchase will be made at the Fund’s next calculated public offering price per share, which is the NAV per share plus any sales charge that applies (i.e., the trade date).
■	Once the Fund receives your purchase request in “good form,” you cannot cancel it after the market closes.
■	You generally buy Class A and Class V shares at the public offering price per share because purchases of these share classes are generally subject to a front-end sales charge.
■	You buy Class Adv, Class C, Class Inst, Class Inst2, Class Inst3 and Class R shares at NAV per share because no front-end sales charge applies to purchases of these share classes.
■	Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account.
■	Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for purchase by a Direct-at-Fund Account except for any current employee of Columbia Management Investment Advisers LLC, the Distributor or Transfer Agent and immediate family members of the foregoing who share the same address.
■	The Distributor and the Transfer Agent reserve the right to cancel your order request if the Fund does not receive payment within two business days of receiving your purchase order request. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.
■	Financial intermediaries are responsible for sending your purchase orders to the Transfer Agent and ensuring that the Fund receives your money on time.
■	Shares purchased are recorded on the books of the Fund. The Fund does not issue certificates.
■	You generally may make a purchase only into a Fund that is accepting investments.
Please also read Appendix A and contact your financial intermediary for more information regarding any reductions and/or waivers described therein.
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Selling Shares
When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is received in “good form,” (i.e., the trade date) minus any applicable CDSC.
Systematic Withdrawal Plan
The Systematic Withdrawal Plan allows you to schedule regular redemptions from your account any business day on a monthly, quarterly or semiannual basis. Currently, Systematic Withdrawal Plans are generally available for Class A, Class Adv, Class C, Class Inst, Class Inst2, Class Inst3, and Class V share accounts. Contact the Transfer Agent or your financial intermediary to set up the plan. To set up the plan, your account balance must meet the class minimum initial investment amount. A Systematic Withdrawal Plan cannot be set up on an account that already has a Systematic Investment Plan established. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
You can choose to receive your withdrawals via check or direct deposit into your bank account. The Fund will deduct any applicable CDSC from the withdrawals before sending redemption proceeds to you. You can cancel the plan by giving the Fund 30 days’ notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you'll eventually withdraw your entire investment.
Check Redemption Service (for Columbia Government Money Market Fund)
Class A and Class Inst shares of Columbia Government Money Market Fund (which is not offered in this prospectus) offer check writing privileges. If you have $2,000 in Columbia Government Money Market Fund, you may request checks which may be drawn against your account. The amount of any check drawn against your Columbia Government Money Market Fund must be at least $100 and not more than $100,000 per day. You can elect this service when you initially establish your account or thereafter. Call 800.345.6611 for the appropriate forms to establish this service. If you own Class A shares that were originally purchased in another Fund at NAV because of the size of the purchase, and then exchanged into Columbia Government Money Market Fund, check redemptions may be subject to a CDSC. A $15 charge will be assessed for any stop payment order requested by you or any overdraft in connection with checks written against your Columbia Government Money Market Fund account. Note that a Medallion Signature Guarantee may be required if this service is established after your Fund account is opened.
Satisfying Fund Redemption Requests
When you sell your Fund shares, the Fund is effectively buying them back from you. This is called a redemption. Except as noted below with respect to newly purchased shares, the Fund typically expects to send you payment for your shares within two business days after your trade date for all methods of payment. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots, and derivatives). In the event the Fund distributes portfolio securities in kind, you may incur brokerage and other transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value after they are distributed but before you convert them into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities.
While the Fund is not required (and may refuse in its discretion) to pay a redemption with an in-kind distribution of Fund portfolio securities and reserves the right to pay the redemption proceeds in cash, if you wish to request an in-kind redemption, please call the Transfer Agent at 800.345.6611. As a result of the operational steps needed to coordinate with the redeeming shareholder’s custodian, in-kind redemptions typically take several weeks to complete after a redemption request is received. The Fund and the redeeming shareholder will typically agree upon a redemption date. Since the Fund’s NAV may fluctuate during this time, the Fund’s NAV may be lower on the agreed-upon redemption date than on an earlier date on which the investment could have been redeemed for cash.
Redemption of Newly Purchased Shares
You may not redeem shares for which the Fund has not yet received payment. Shares purchased by check or electronically by ACH when the purchase payment is not guaranteed will be considered in “good form” for redemption only after they have been held in your account for 6 calendar days after the trade date of the purchase (Collected Shares). If you request a redemption for an amount that, based on the NAV next calculated after your redemption request is received, includes any shares that are not yet Collected Shares, the Fund will only process the redemption up to the amount of the value of Collected Shares available in your account. You must submit a new redemption request if you wish to redeem those shares that were not yet Collected Shares at the time the original redemption request was received by the Fund.
Other Redemption Rules You Should Know
■	Once the Transfer Agent or your financial intermediary receives your redemption order in “good form,” your shares will be sold at the Fund’s next calculated NAV per share (i.e., the trade date). Any applicable CDSC will be deducted from the amount you're selling and the balance will be remitted to you.
■	Once the Fund receives your redemption request in “good form,” you cannot cancel it after the market closes.
■	The Distributor, in its sole discretion, reserves the right to liquidate Fund shares (of any class of the Fund) held in an omnibus account of a financial intermediary that clears Fund share transactions through a clearing intermediary or platform that charges certain maintenance fees to the Fund if the value of the omnibus account, at the Fund share class (i.e., CUSIP) level, falls below $100,000 (below $2 million for Class V shares) (a CUSIP Liquidation Event). The Distributor will provide at least 90 days’ notice of a CUSIP Liquidation Event to financial intermediaries with impacted omnibus accounts. Shareholders invested in the Fund through such omnibus accounts can request
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through their financial intermediary a tax-free exchange to Class A shares or shareholders can consider holding their Fund shares in a Direct-at-Fund Account, provided requirements to transfer the account are fulfilled. You should discuss your options with your financial intermediary.
■	If you sell your shares that are held in a Direct-at-Fund Account, we will normally send the redemption proceeds by mail or electronically transfer them to your bank account the next business day after the trade date. Note that your bank may take up to three business days to post an electronic funds transfer from your account.
■	If you sell your shares through a financial intermediary, the Funds will normally send the redemption proceeds to your financial intermediary within two business days after the trade date.
■	No interest will be paid on uncashed redemption checks.
■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.
■	For broker-dealer and wrap fee accounts: The Fund reserves the right to redeem your shares if your account falls below the Fund's minimum initial investment requirement. The Fund will notify your broker-dealer prior to redeeming shares, and will provide details on how to avoid such redemption.
■	Also keep in mind the Funds' Small Account Policy, which is described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies.
Exchanging Shares
You can generally sell shares of your Fund to buy shares of another Fund (subject to eligibility requirements), in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective, principal investment strategies, risks, fees and expenses of, the Fund into which you are exchanging. Although the Funds allow certain exchanges from one share class to another share class with higher expenses, you should consider the expenses of each class before making such an exchange. Please see Same-Fund Exchange Privilege below for more information.
You will be subject to a sales charge if, in a Direct-at-Fund Account, you exchange shares that have not previously paid a sales charge, including from Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not charge a front-end sales charge, into a Columbia Fund that does assess a sales charge. If you hold your Fund shares through certain financial intermediaries, you may have limited exchangeability among the Funds. Please contact your financial intermediary for more information.
Systematic Exchanges
You may buy Class A, Class C, Class Inst, Class Inst3 and Class V shares of a Fund by exchanging each month from another Fund for shares of the same class of the Fund at no additional cost, subject to the following exchange amount minimums: $50 each month for individual retirement accounts (i.e., tax qualified accounts); and $100 each month for non-retirement accounts. Contact the Transfer Agent or your financial intermediary to set up the plan.
Exchanges will continue as long as your balance in the Fund you are exchanging shares from is sufficient to complete the systematic monthly exchange, subject to the Funds' Small Account Policy described above in Buying, Selling and Exchanging Shares — Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $50 and $100 minimum requirements noted immediately above) by calling the Transfer Agent at 800.345.6611.
Other Exchange Rules You Should Know
■	Exchanges are made at the NAV next calculated (plus any applicable sales charge) after your exchange order is received in “good form” (i.e., the trade date).
■	Once the Fund receives your exchange request in “good form,” you cannot cancel it after the market closes.
■	The rules for buying shares of a Fund generally apply to exchanges into that Fund, including, if your exchange creates a new Fund account, it must satisfy the minimum investment amount, unless a waiver applies.
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■	Shares of the purchased Fund may not be used on the same day for another exchange or sale.
■	If you exchange shares from Class A shares of Columbia Government Money Market Fund to a non-money market Fund, any further exchanges must be between shares of the same class. For example, if you exchange from Class A shares of Columbia Government Money Market Fund into Class C shares of a non-money market Fund, you may not exchange from Class C shares of that non-money market Fund back to Class A shares of Columbia Government Money Market Fund or Class A shares of any other Fund.
■	A sales charge may apply when you exchange shares of a Fund that were not assessed a sales charge at the time you purchased such shares. If you invest through a Direct-at-Fund Account in Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge and then you exchange into a Fund that does assess a sales charge, your transaction is subject to a front-end sales charge if you exchange into Class A shares and to a CDSC if you exchange into Class C shares of the Columbia Funds.
■	If you purchased Class A shares of a Columbia Fund that imposes a front-end sales charge (and you paid any applicable sales charge) and you then exchange those shares into Columbia Government Money Market Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Index Fund, Columbia Mid Cap Index Fund, Columbia Small Cap Index Fund, Columbia Ultra Short Duration Municipal Bond Fund, Columbia Ultra Short Term Bond Fund, Columbia U.S. Treasury Index Fund or any other Columbia Fund that does not impose a front-end sales charge, you may exchange that amount to Class A of another Fund in the future, including dividends earned on that amount, without paying a sales charge.
■	If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Fund and ends when you sell the shares of the Fund you received from the exchange. Any applicable CDSC charged will be the CDSC of the original Fund.
■	You may make exchanges only into a Fund that is legally offered and sold in your state of residence. Contact the Transfer Agent or your financial intermediary for more information.
■	You generally may make an exchange only into a Fund that is accepting investments.
■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged arrangement, an exchange for shares of another Fund is a taxable event, and you may recognize a gain or loss for tax purposes.
■	Changing your investment to a different Fund will be treated as a sale and purchase, and you will be subject to applicable taxes on the sale and sales charges on the purchase of the new Fund.
■	Class Inst shares of a Fund may be exchanged for Class A or Class Inst shares of another Fund. In certain circumstances, the front-end sales charge applicable to Class A shares may be waived on exchanges of Class Inst shares for Class A shares. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Class Inst Shares for details.
■	Class A shares of Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account.
■	Class Inst shares of Columbia Ultra Short Duration Municipal Bond Fund and Columbia Ultra Short Term Bond Fund are not eligible for exchange by a Direct-at-Fund Account except for any current employee of the Investment Manager, the Distributor or the Transfer Agent and immediate family members of any of the foregoing who share the same address.
■	You may generally exchange Class V shares of a Fund for Class A shares of another Fund if the other Fund does not offer Class V shares. Class V shares exchanged into Class A shares cannot be exchanged back into Class V shares.
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Same-Fund Exchange Privilege
Shareholders may be eligible to invest in other classes of shares of the same Fund, and may exchange their current shares for another share class if deemed eligible and offered by the Fund. Such same-Fund exchanges could include an exchange of one class for another with higher expenses. Before making such an exchange, you should consider the expenses of each class. Shareholders should contact their financial intermediaries to learn more about the details of the same-Fund exchange privilege. Exchanges out of Class A, Class C and Class V shares will be subject to any applicable CDSC. Financial intermediaries that have a customized arrangement with regard to CDSCs are detailed in Appendix A.
Exchanges out of Class C shares to another share class of the same Fund are not permissible on Direct-at-Fund Accounts, except that the Transfer Agent seeks to convert Class C shares as soon as administratively feasible to Class A shares of the same Fund for Direct-at-Fund Accounts that do not or no longer have a financial intermediary assigned to them. Direct-at-Fund Accounts that do not have a financial intermediary assigned to them are not permitted to purchase Class C shares. Class C share purchase orders received by Direct-at-Fund Accounts that do not have a financial intermediary assigned to the account will automatically be invested in Class A shares of the same Fund. Exchanges out of Class C shares to another share class of the same Fund within commissionable brokerage accounts are permitted only (1) when the shareholder moves from a commissionable brokerage account to a fee-based advisory program or (2) when the exchange is part of a share class conversion (or a similar multiple shareholder transaction event) instituted by a financial intermediary and such conversion or similar type event is preapproved by the Distributor.
Ordinarily, shareholders will not recognize a gain or loss for U.S. federal income tax purposes upon a same-Fund exchange. You should consult your tax advisor about your particular exchanges.
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Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund generally pays cash distributions within five business days after the distribution was declared (or, if the Fund declares distributions daily, within five business days after the end of the month in which the distribution was declared). If you sell all of your shares after the record date, but before the payment date, for a distribution, you'll normally receive that distribution in cash within five business days after the sale was made.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash (the financial intermediary through which you purchased shares may have different policies). You can do this by contacting the Funds at the addresses and telephone numbers listed at the beginning of the section entitled Choosing a Share Class. No sales charges apply to the purchase or sale of such shares.
For accounts held directly with the Fund (through the Transfer Agent), distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.
Unless you are a tax-exempt investor or holding Fund shares through a tax-advantaged account (such as a 401(k) plan or IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution (other than distributions of net investment income that are declared daily) of net investment income or net realized capital gain, because doing so can cost you money in taxes to the extent the distribution consists of taxable income or gains. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as
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Distributions and Taxes (continued)
“buying a dividend.” To avoid “buying a dividend,” before you invest check the Fund's distribution schedule, which is available at the Funds' website and/or by calling the Funds' telephone number listed at the beginning of the section entitled Choosing a Share Class.
Taxes
You should be aware of the following considerations applicable to  the Funds:
■	The Fund intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify for treatment as a regulated investment company would result in Fund-level taxation, and consequently, a reduction in income available for distribution to you and in the NAV of your shares. Even if the Fund qualifies for treatment as a regulated investment company, the Fund may be subject to federal excise tax on certain undistributed income or gains.
■	Otherwise taxable distributions generally are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Dividends paid in January are deemed paid on December 31 of the prior year if the dividend was declared and payable to shareholders of record in October, November, or December of such prior year.
■	Distributions of the Fund's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares. Certain events may require the Fund to sell significant amounts of appreciated securities and make large dividends relative to the Fund’s NAV. Such events may include large net shareholder redemptions, portfolio rebalancing or fund mergers. The Fund generally provides estimates of expected capital gain dividends (if any) prior to the distribution on columbiathreadneedleus.com. For taxable fixed income Funds: The Fund expects that distributions will consist primarily of ordinary income.
■	From time to time, a distribution from the Fund could constitute a return of capital. A return of capital is a return of an amount of your original investment and is not a distribution of income or capital gain from the Fund. Therefore, a return of capital is not taxable to you so long as the amount of the distribution does not exceed your tax basis in your Fund shares. A return of capital reduces your tax basis in your Fund shares, with any amounts exceeding such basis generally taxable as capital gain.
■	If you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income” taxable at the lower net long-term capital gain rates instead of the higher ordinary income rates. Qualified dividend income is income attributable to the Fund's dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be eligible for treatment as qualified dividend income.
■	Certain high-income individuals (as well as estates and trusts) are subject to a 3.8% tax on net investment income. For individuals, the 3.8% tax applies to the lesser of (1) the amount (if any) by which the taxpayer's modified adjusted gross income exceeds certain threshold amounts or (2) the taxpayer's “net investment income.”
Net investment income generally includes for this purpose dividends, including any capital gain dividends, paid by the Fund, and net gains recognized on the sale, redemption or exchange of shares of the Fund.
■	Certain derivative instruments when held in the Fund's portfolio subject the Fund to special tax rules, the effect of which may be to, among other things, accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund portfolio securities, or convert capital gains into ordinary income, short-term capital losses into long-term capital losses or long-term capital gains into short-term capital gains. These rules could therefore affect the amount, timing and/or character of distributions to shareholders.
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Distributions and Taxes (continued)
■	Generally, a Fund realizes a capital gain or loss on an option when the option expires, or when it is exercised, sold or otherwise terminated. However, if an option is a “section 1256 contract,” which includes most traded options on a broad-based index, and the Fund holds such option at the end of its taxable year, the Fund is deemed to sell such option at fair market value at such time and recognize any gain or loss thereon, which is generally deemed to be 60% long-term and 40% short-term capital gain or loss, as described further in the SAI.
■	Income and proceeds received by the Fund from sources within foreign countries may be subject to foreign taxes. If at the end of the taxable year more than 50% of the value of the Fund's assets consists of securities of foreign corporations, and the Fund makes a special election, you will generally be required to include in your income for U.S. federal income tax purposes your share of the qualifying foreign income taxes paid by the Fund in respect of its foreign portfolio securities. You may be able to claim a foreign tax credit or deduction in respect of this amount, subject to certain limitations. There is no assurance that the Fund will make this election for a taxable year, even if it is eligible to do so. For a Fund organized as a fund of funds: The Fund may also be eligible to make this special election, regardless of the overall share of the value of its assets that is invested in the securities of foreign corporations, if, at the close of each quarter of the Fund’s taxable year, at least 50% of its total assets consist of interests in underlying regulated investment companies.
■	It is possible that because most of the Fund's investments are shares of Underlying Funds, and in such a case, the tax treatment of the Fund's gains, losses, and distributions may differ from the tax treatment that would apply if either the Fund invested directly in the types of securities held by the Underlying Funds or the Fund shareholders invested directly in the Underlying Funds. As a result, you may receive taxable distributions earlier and recognize higher amounts of capital gain or ordinary income than you otherwise would.
■	A sale, redemption or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales, redemptions and exchanges of Fund shares (including those paid in securities) usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and your adjusted tax basis in the shares, which is generally the amount you paid (or are deemed to have paid in the case of exchanges) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be converted from short-term to long-term; in other circumstances, capital losses may be disallowed under the “wash sale” rules.
■	For sales, redemptions and exchanges of shares that were acquired in a non-qualified account after 2011, the Fund generally is required to report to shareholders and the Internal Revenue Service (IRS) cost basis information with respect to those shares. The Fund uses average cost basis as its default method of calculating cost basis. For more information regarding average cost basis reporting, other available cost basis methods, and selecting or changing to a different cost basis method, please see the SAI, columbiathreadneedleus.com, or contact the Fund at 800.345.6611. If you hold Fund shares through a financial intermediary (e.g., a brokerage firm), you should contact your financial intermediary to learn about its cost basis reporting default method and the reporting elections available to your account.
■	The Fund is required by federal law to withhold tax on any taxable or tax-exempt distributions and redemption proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you have not provided a correct TIN or have not certified to the Fund that withholding does not apply, the IRS has notified us that the TIN listed on your account is incorrect according to its records, or the IRS informs the Fund that you are otherwise subject to backup withholding.
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Distributions and Taxes (continued)
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Adaptive Retirement Funds
Financial Highlights
Columbia Adaptive Retirement 2020 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
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Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2020 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$10.92	0.20	0.07(c)	0.27	(0.48)	(3.35)	(3.83)
Year Ended 3/31/2021	$10.12	0.11	1.02	1.13	(0.26)	(0.07)	(0.33)
Year Ended 3/31/2020	$10.17	0.21	0.19	0.40	(0.41)	(0.04)	(0.45)
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Year Ended 3/31/2018(d)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)
Institutional 3 Class
Year Ended 3/31/2022	$10.92	0.20	0.08(c)	0.28	(0.49)	(3.35)	(3.84)
Year Ended 3/31/2021	$10.12	0.11	1.02	1.13	(0.26)	(0.07)	(0.33)
Year Ended 3/31/2020	$10.17	0.21	0.19	0.40	(0.41)	(0.04)	(0.45)
Year Ended 3/31/2019	$10.04	0.33	0.18	0.51	(0.35)	(0.03)	(0.38)
Year Ended 3/31/2018(d)	$10.00	0.03	0.04	0.07	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(d)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(e)	Annualized.
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Financial Highlights (Columbia Adaptive Retirement 2020 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$7.36	1.01%	5.30%	0.43%	1.98%	79%	$432
Year Ended 3/31/2021	$10.92	11.14%	1.78%	0.45%	1.03%	36%	$848
Year Ended 3/31/2020	$10.12	3.80%	1.52%	0.43%	2.05%	25%	$3,791
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Year Ended 3/31/2018(d)	$10.04	0.71%	2.14% (e)	0.41% (e)	0.58% (e)	8%	$2,509
Institutional 3 Class
Year Ended 3/31/2022	$7.36	1.04%	5.32%	0.39%	2.00%	79%	$1,025
Year Ended 3/31/2021	$10.92	11.14%	1.73%	0.44%	1.02%	36%	$727
Year Ended 3/31/2020	$10.12	3.80%	1.52%	0.42%	2.05%	25%	$3,791
Year Ended 3/31/2019	$10.17	5.41%	1.87%	0.42%	3.27%	26%	$3,809
Year Ended 3/31/2018(d)	$10.04	0.71%	2.14% (e)	0.41% (e)	0.58% (e)	8%	$2,509

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2025 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
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Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2025 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$11.06	0.21	0.09	0.30	(0.56)	(2.17)	(2.73)
Year Ended 3/31/2021	$10.06	0.12	1.25	1.37	(0.28)	(0.09)	(0.37)
Year Ended 3/31/2020	$10.14	0.22	0.19	0.41	(0.43)	(0.06)	(0.49)
Year Ended 3/31/2019(c)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)
Institutional 3 Class
Year Ended 3/31/2022	$11.06	0.21	0.11	0.32	(0.57)	(2.17)	(2.74)
Year Ended 3/31/2021	$10.06	0.11	1.26	1.37	(0.28)	(0.09)	(0.37)
Year Ended 3/31/2020	$10.14	0.22	0.19	0.41	(0.43)	(0.06)	(0.49)
Year Ended 3/31/2019(c)	$10.00	0.34	0.20	0.54	(0.38)	(0.02)	(0.40)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Annualized.
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Financial Highlights (Columbia Adaptive Retirement 2025 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$8.63	1.63%	7.09%	0.43%	1.90%	48%	$549
Year Ended 3/31/2021	$11.06	13.63%	3.10%	0.45%	1.09%	40%	$722
Year Ended 3/31/2020	$10.06	3.89%	2.78%	0.42%	2.13%	29%	$1,761
Year Ended 3/31/2019(c)	$10.14	5.71%	3.75% (d)	0.42% (d)	3.50% (d)	28%	$1,775
Institutional 3 Class
Year Ended 3/31/2022	$8.64	1.78%	7.07%	0.39%	1.95%	48%	$538
Year Ended 3/31/2021	$11.06	13.63%	3.09%	0.44%	1.07%	40%	$598
Year Ended 3/31/2020	$10.06	3.89%	2.78%	0.42%	2.13%	29%	$1,761
Year Ended 3/31/2019(c)	$10.14	5.71%	3.75% (d)	0.42% (d)	3.50% (d)	28%	$1,775

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2030 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
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Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2030 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$10.99	0.20	0.08	0.28	(0.65)	(0.42)	(1.07)
Year Ended 3/31/2021	$9.82	0.08	1.53	1.61	(0.29)	(0.15)	(0.44)
Year Ended 3/31/2020	$9.91	0.31	0.07	0.38	(0.45)	(0.02)	(0.47)
Year Ended 3/31/2019	$10.05	0.35	0.20	0.55	(0.41)	(0.28)	(0.69)
Year Ended 3/31/2018(c)	$10.00	0.03	0.06	0.09	(0.04)	—	(0.04)
Institutional 3 Class
Year Ended 3/31/2022	$11.00	0.22	0.09	0.31	(0.67)	(0.42)	(1.09)
Year Ended 3/31/2021	$9.83	0.10	1.52	1.62	(0.30)	(0.15)	(0.45)
Year Ended 3/31/2020	$9.92	0.23	0.16	0.39	(0.46)	(0.02)	(0.48)
Year Ended 3/31/2019	$10.05	0.34	0.22	0.56	(0.41)	(0.28)	(0.69)
Year Ended 3/31/2018(c)	$10.00	0.03	0.06	0.09	(0.04)	—	(0.04)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(d)	Annualized.
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Financial Highlights (Columbia Adaptive Retirement 2030 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$10.20	2.11%	3.68%	0.52%	1.75%	70%	$1,587
Year Ended 3/31/2021	$10.99	16.43%	3.87%	0.55%	0.77%	25%	$2,032
Year Ended 3/31/2020	$9.82	3.65%	5.30%	0.52%	3.00%	41%	$1,738
Year Ended 3/31/2019	$9.91	6.19%	8.55%	0.45%	3.40%	23%	$645
Year Ended 3/31/2018(c)	$10.05	0.86%	1.29% (d)	0.41% (d)	0.67% (d)	9%	$5,115
Institutional 3 Class
Year Ended 3/31/2022	$10.22	2.32%	3.56%	0.40%	1.94%	70%	$878
Year Ended 3/31/2021	$11.00	16.51%	3.77%	0.44%	0.91%	25%	$577
Year Ended 3/31/2020	$9.83	3.68%	5.21%	0.42%	2.20%	41%	$495
Year Ended 3/31/2019	$9.92	6.31%	8.52%	0.43%	3.34%	23%	$500
Year Ended 3/31/2018(c)	$10.05	0.86%	1.29% (d)	0.41% (d)	0.66% (d)	9%	$5,014

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2035 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
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Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2035 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$11.56	0.21	0.20	0.41	(0.82)	(0.49)	(1.31)
Year Ended 3/31/2021	$9.99	0.10	1.92	2.02	(0.32)	(0.13)	(0.45)
Year Ended 3/31/2020	$10.13	0.31	0.13	0.44	(0.52)	(0.06)	(0.58)
Year Ended 3/31/2019(c)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)
Institutional 3 Class
Year Ended 3/31/2022	$11.56	0.23	0.20	0.43	(0.83)	(0.49)	(1.32)
Year Ended 3/31/2021	$10.00	0.11	1.91	2.02	(0.33)	(0.13)	(0.46)
Year Ended 3/31/2020	$10.13	0.25	0.20	0.45	(0.52)	(0.06)	(0.58)
Year Ended 3/31/2019(c)	$10.00	0.40	0.18	0.58	(0.43)	(0.02)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Annualized.
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Financial Highlights (Columbia Adaptive Retirement 2035 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$10.66	2.97%	5.43%	0.48%	1.80%	72%	$795
Year Ended 3/31/2021	$11.56	20.36%	5.61%	0.52%	0.90%	29%	$1,112
Year Ended 3/31/2020	$9.99	3.97%	6.94%	0.48%	2.90%	42%	$924
Year Ended 3/31/2019(c)	$10.13	6.31%	11.96% (d)	0.43% (d)	4.04% (d)	32%	$507
Institutional 3 Class
Year Ended 3/31/2022	$10.67	3.14%	5.36%	0.40%	1.94%	72%	$679
Year Ended 3/31/2021	$11.56	20.32%	5.56%	0.44%	1.03%	29%	$610
Year Ended 3/31/2020	$10.00	4.09%	6.89%	0.42%	2.37%	42%	$500
Year Ended 3/31/2019(c)	$10.13	6.31%	11.96% (d)	0.43% (d)	4.04% (d)	32%	$507

Prospectus 2022	233

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2040 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
Prospectus 2022	235

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2040 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$11.76	0.22	0.32	0.54	(0.99)	(0.47)	(1.46)
Year Ended 3/31/2021	$10.01	0.12	2.26	2.38	(0.36)	(0.27)	(0.63)
Year Ended 3/31/2020	$10.15	0.27	0.18	0.45	(0.55)	(0.04)	(0.59)
Year Ended 3/31/2019	$10.05	0.43	0.16	0.59	(0.45)	(0.04)	(0.49)
Year Ended 3/31/2018(c)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Year Ended 3/31/2022	$11.77	0.23	0.32	0.55	(1.00)	(0.47)	(1.47)
Year Ended 3/31/2021	$10.01	0.13	2.26	2.39	(0.36)	(0.27)	(0.63)
Year Ended 3/31/2020	$10.15	0.26	0.19	0.45	(0.55)	(0.04)	(0.59)
Year Ended 3/31/2019	$10.05	0.44	0.15	0.59	(0.45)	(0.04)	(0.49)
Year Ended 3/31/2018(c)	$10.00	0.03	0.07	0.10	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(d)	Annualized.
236	Prospectus 2022

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2040 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$10.84	3.89%	5.33%	0.47%	1.81%	79%	$590
Year Ended 3/31/2021	$11.76	23.95%	6.19%	0.50%	1.04%	28%	$927
Year Ended 3/31/2020	$10.01	4.03%	7.83%	0.45%	2.51%	41%	$598
Year Ended 3/31/2019	$10.15	6.54%	10.76%	0.43%	4.26%	30%	$527
Year Ended 3/31/2018(c)	$10.05	0.96%	8.70% (d)	0.42% (d)	0.72% (d)	9%	$531
Institutional 3 Class
Year Ended 3/31/2022	$10.85	3.94%	5.31%	0.40%	1.92%	79%	$920
Year Ended 3/31/2021	$11.77	24.10%	6.15%	0.44%	1.15%	28%	$657
Year Ended 3/31/2020	$10.01	4.05%	7.84%	0.42%	2.45%	41%	$513
Year Ended 3/31/2019	$10.15	6.55%	10.75%	0.43%	4.34%	30%	$508
Year Ended 3/31/2018(c)	$10.05	0.96%	8.69% (d)	0.42% (d)	0.72% (d)	9%	$503

Prospectus 2022	237

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2045 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
Prospectus 2022	239

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2045 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$12.03	0.23	0.43	0.66	(1.16)	(0.46)	(1.62)
Year Ended 3/31/2021	$9.87	0.15	2.59	2.74	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.28	0.17	0.45	(0.60)	(0.10)	(0.70)
Year Ended 3/31/2019(c)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)
Institutional 3 Class
Year Ended 3/31/2022	$12.03	0.24	0.42	0.66	(1.16)	(0.46)	(1.62)
Year Ended 3/31/2021	$9.87	0.14	2.60	2.74	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.28	0.17	0.45	(0.60)	(0.10)	(0.70)
Year Ended 3/31/2019(c)	$10.00	0.45	0.16	0.61	(0.46)	(0.03)	(0.49)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Annualized.
240	Prospectus 2022

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2045 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$11.07	4.67%	5.72%	0.45%	1.81%	89%	$450
Year Ended 3/31/2021	$12.03	27.94%	7.06%	0.48%	1.29%	18%	$797
Year Ended 3/31/2020	$9.87	3.92%	8.27%	0.43%	2.60%	35%	$494
Year Ended 3/31/2019(c)	$10.12	6.89%	11.97% (d)	0.43% (d)	4.59% (d)	30%	$506
Institutional 3 Class
Year Ended 3/31/2022	$11.07	4.71%	5.72%	0.40%	1.95%	89%	$837
Year Ended 3/31/2021	$12.03	27.96%	7.05%	0.44%	1.27%	18%	$633
Year Ended 3/31/2020	$9.87	3.92%	8.27%	0.42%	2.61%	35%	$494
Year Ended 3/31/2019(c)	$10.12	6.89%	11.98% (d)	0.43% (d)	4.59% (d)	30%	$506

Prospectus 2022	241

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2050 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
Prospectus 2022	243

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2050 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$12.28	0.23	0.53	0.76	(1.30)	(0.67)	(1.97)
Year Ended 3/31/2021	$9.93	0.15	2.83	2.98	(0.41)	(0.22)	(0.63)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.61)	(0.06)	(0.67)
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Year Ended 3/31/2018(c)	$10.00	0.03	0.08	0.11	(0.05)	—	(0.05)
Institutional 3 Class
Year Ended 3/31/2022	$12.29	0.23	0.51	0.74	(1.30)	(0.67)	(1.97)
Year Ended 3/31/2021	$9.93	0.16	2.84	3.00	(0.42)	(0.22)	(0.64)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.61)	(0.06)	(0.67)
Year Ended 3/31/2019	$10.06	0.47	0.15	0.62	(0.49)	(0.04)	(0.53)
Year Ended 3/31/2018(c)	$10.00	0.03	0.08	0.11	(0.05)	—	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(d)	Annualized.
244	Prospectus 2022

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2050 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$11.07	5.20%	5.51%	0.41%	1.82%	89%	$245
Year Ended 3/31/2021	$12.28	30.31%	6.59%	0.49%	1.29%	37%	$650
Year Ended 3/31/2020	$9.93	3.91%	8.16%	0.43%	2.60%	31%	$501
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Year Ended 3/31/2018(c)	$10.06	1.08%	8.76% (d)	0.42% (d)	0.77% (d)	8%	$503
Institutional 3 Class
Year Ended 3/31/2022	$11.06	5.04%	5.52%	0.40%	1.81%	89%	$1,269
Year Ended 3/31/2021	$12.29	30.45%	6.59%	0.44%	1.39%	37%	$647
Year Ended 3/31/2020	$9.93	3.91%	8.16%	0.42%	2.60%	31%	$496
Year Ended 3/31/2019	$10.15	7.01%	11.02%	0.43%	4.73%	27%	$508
Year Ended 3/31/2018(c)	$10.06	1.08%	8.76% (d)	0.42% (d)	0.77% (d)	8%	$503

Prospectus 2022	245

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2055 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
Prospectus 2022	247

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2055 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$12.25	0.23	0.53	0.76	(1.35)	(0.42)	(1.77)
Year Ended 3/31/2021	$9.83	0.17	2.83	3.00	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.29	0.16	0.45	(0.63)	(0.11)	(0.74)
Year Ended 3/31/2019(c)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)
Institutional 3 Class
Year Ended 3/31/2022	$12.26	0.23	0.52	0.75	(1.35)	(0.42)	(1.77)
Year Ended 3/31/2021	$9.83	0.16	2.85	3.01	(0.41)	(0.17)	(0.58)
Year Ended 3/31/2020	$10.12	0.29	0.16	0.45	(0.63)	(0.11)	(0.74)
Year Ended 3/31/2019(c)	$10.00	0.47	0.15	0.62	(0.47)	(0.03)	(0.50)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on April 4, 2018. Per share data and total return reflect activity from that date.
(d)	Annualized.
248	Prospectus 2022

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2055 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$11.24	5.28%	5.19%	0.45%	1.76%	81%	$364
Year Ended 3/31/2021	$12.25	30.78%	7.38%	0.46%	1.51%	16%	$764
Year Ended 3/31/2020	$9.83	3.82%	8.25%	0.43%	2.67%	33%	$491
Year Ended 3/31/2019(c)	$10.12	7.05%	12.00% (d)	0.43% (d)	4.73% (d)	29%	$506
Institutional 3 Class
Year Ended 3/31/2022	$11.24	5.22%	5.19%	0.40%	1.82%	81%	$1,264
Year Ended 3/31/2021	$12.26	30.89%	7.38%	0.44%	1.37%	16%	$643
Year Ended 3/31/2020	$9.83	3.83%	8.25%	0.42%	2.68%	33%	$491
Year Ended 3/31/2019(c)	$10.12	7.05%	12.00% (d)	0.43% (d)	4.73% (d)	29%	$506

Prospectus 2022	249

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Columbia Adaptive Retirement Funds
Financial Highlights (continued)
Columbia Adaptive Retirement 2060 Fund
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report, which is available upon request.
Prospectus 2022	251

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2060 Fund, continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Advisor Class
Year Ended 3/31/2022	$12.28	0.22	0.56	0.78	(1.23)	(0.35)	(1.58)
Year Ended 3/31/2021	$9.92	0.14	2.88	3.02	(0.42)	(0.24)	(0.66)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.62)	(0.06)	(0.68)
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Year Ended 3/31/2018(c)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)
Institutional 3 Class
Year Ended 3/31/2022	$12.28	0.25	0.55	0.80	(1.24)	(0.35)	(1.59)
Year Ended 3/31/2021	$9.92	0.15	2.87	3.02	(0.42)	(0.24)	(0.66)
Year Ended 3/31/2020	$10.15	0.28	0.17	0.45	(0.62)	(0.06)	(0.68)
Year Ended 3/31/2019	$10.06	0.47	0.14	0.61	(0.49)	(0.03)	(0.52)
Year Ended 3/31/2018(c)	$10.00	0.03	0.08	0.11	(0.04)	(0.01)	(0.05)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The Fund commenced operations on October 24, 2017. Per share data and total return reflect activity from that date.
(d)	Annualized.
252	Prospectus 2022

Columbia Adaptive Retirement Funds
Financial Highlights (Columbia Adaptive Retirement 2060 Fund, continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a), (b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Advisor Class
Year Ended 3/31/2022	$11.48	5.55%	5.10%	0.46%	1.69%	68%	$1,048
Year Ended 3/31/2021	$12.28	30.70%	7.22%	0.46%	1.27%	16%	$924
Year Ended 3/31/2020	$9.92	3.85%	8.09%	0.43%	2.60%	31%	$513
Year Ended 3/31/2019	$10.15	6.93%	10.98%	0.43%	4.73%	26%	$514
Year Ended 3/31/2018(c)	$10.06	1.11%	8.73% (d)	0.42% (d)	0.77% (d)	7%	$508
Institutional 3 Class
Year Ended 3/31/2022	$11.49	5.68%	5.03%	0.40%	1.93%	68%	$837
Year Ended 3/31/2021	$12.28	30.72%	7.19%	0.44%	1.35%	16%	$649
Year Ended 3/31/2020	$9.92	3.86%	8.09%	0.42%	2.61%	31%	$496
Year Ended 3/31/2019	$10.15	6.93%	10.97%	0.43%	4.73%	26%	$508
Year Ended 3/31/2018(c)	$10.06	1.11%	8.73% (d)	0.42% (d)	0.77% (d)	7%	$503

Prospectus 2022	253

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges
As noted in the Choosing a Share Class section of the prospectus, the sales charge reductions and waivers available to investors who purchase and hold their Fund shares through different financial intermediaries may vary. This Appendix A describes financial intermediary-specific reductions and/or waiver policies applicable to Fund shares purchased and held through the particular financial intermediary. A reduction and/or waiver that is specific to a particular financial intermediary is not available to Direct-at-Fund Accounts and does not apply in any case to non-omnibus positions wherever held. These reductions and/or waivers may apply to purchases, sales, and exchanges of Fund shares. A shareholder transacting in Fund shares through a financial intermediary identified below should carefully read the terms and conditions of the reductions and/or waivers. Please consult your financial intermediary with respect to any sales charge reduction/waiver described below.
The financial intermediary-specific information below may be provided by, or compiled from or based on information provided by, the financial intermediaries noted. While the Funds, the Investment Manager and the Distributor do not establish these financial intermediary-specific policies, our representatives are available to answer questions about these financial intermediary-specific policies and can direct you to the financial intermediary if you need help understanding them.
 Ameriprise Financial Services, LLC (Ameriprise Financial Services)
The following information has been provided by Ameriprise Financial Services:
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial Services:
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial Services:
Shareholders purchasing Fund shares through an Ameriprise Financial Services brokerage account are eligible for the following front-end sales charge waivers, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the Columbia Fund family).
■	Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that the Fund’s Class C Shares – Conversion to Class A Shares policy (stated outside this Appendix A) provides for a waiver with respect to exchanges of Class C shares or the conversion of Class C shares following a shorter holding period, that waiver will apply.
■	Employees and registered representatives of Ameriprise Financial Services or its affiliates and their immediate family members.
■	Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
■	Shares purchased from the proceeds of redemptions from another fund in the Columbia Fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
A-1	Prospectus 2022

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
 Robert W. Baird & Co. Incorporated (Baird)
The following information has been provided by Baird:
Effective June 30, 2020, shareholders purchasing Columbia Fund shares through a Baird platform or account that maintains an omnibus position with the Fund will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Baird will not apply to non-omnibus positions.
Front-End Sales Charge Waivers on Class A Shares Available at Baird:
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same Columbia Fund.
■	Share purchases by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird.
■	Shares purchased with the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement).
■	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares of the same Columbia Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird.
■	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
CDSC Waivers on Class A and Class C Shares Available at Baird:
■	Shares sold due to death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■	Shares purchased due to returns of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.
■	Shares sold to pay Baird fees but only if the transaction is initiated by Baird.
■	Shares acquired through a right of reinstatement.
Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations:
■	Breakpoints as described in this prospectus.
■	Rights of accumulations which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Baird. Eligible Columbia Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of Columbia Funds through Baird, over a 13-month period of time.
Prospectus 2022	A-2

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
 Edward D. Jones & Co., L.P. (Edward Jones)
Policies Regarding Transactions Through Edward Jones
The following information has been provided by Edward Jones:
Effective on or after January 15, 2021, the following information supersedes prior information with respect to transactions and positions held in Columbia Fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as "shareholders") purchasing Columbia Fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as "breakpoints") and waivers, which can differ from discounts and waivers described elsewhere in this prospectus or the Fund’s SAI or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of Columbia Funds and Future Scholars Program, or other facts qualifying the purchaser for discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
■	Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this prospectus.
Rights of Accumulation (ROA)
■	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of Columbia Funds and Future Scholars Program held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations ("pricing groups"). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Columbia Fund assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
■	The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
■	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (LOI)
■	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible Columbia Fund assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
■	If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping, LOIs will also be at the plan-level and may only be established by the employer.
A-3	Prospectus 2022

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
■	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good standing pursuant to Edward Jones' policies and procedures.
■	Shares purchased in an Edward Jones fee-based program.
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
■	Shares purchased from the proceeds of redeemed shares of Columbia Funds so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
■	Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in this prospectus.
■	Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (CDSC) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
■	The death or disability of the shareholder.
■	Systematic withdrawals with up to 10% per year of the account value.
■	Return of excess contributions from an Individual Retirement Account (IRA).
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones.
■	Shares exchanged in an Edward Jones fee-based program.
■	Shares acquired through NAV reinstatement.
■	Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts
■	Initial purchase minimum: $250
■	Subsequent purchase minimum: none
Minimum Balances
■	Edward Jones has the right to redeem at its discretion Fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
■	A fee-based account held on an Edward Jones platform.
■	A 529 account held on an Edward Jones platform.
■	An account with an active systematic investment plan or LOI.
Prospectus 2022	A-4

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
Exchanging Share Classes
■	At any time it deems necessary, Edward Jones has the authority to exchange at NAV a shareholder's holdings in the Fund to Class A shares.
 Janney Montgomery Scott LLC (Janney)
The following information has been provided by Janney:
Effective May 1, 2020, if you purchase Columbia Fund shares through a Janney brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and CDSC, or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI. A reduction and/or waiver that is specific to Janney does not apply to non-omnibus positions.
Front-End Sales Charge* Waivers on Class A Shares Available at Janney
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■	Shares acquired through a right of reinstatement.
■	Class C shares that are no longer subject to a CDSC and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
CDSC Waivers on Class A and C Shares Available at Janney
■	Shares sold upon the death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■	Shares purchased in connection with a return of excess contributions from an IRA account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations.
■	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
■	Shares acquired through a right of reinstatement.
■	Shares exchanged into the same share class of a different fund.
Front-End Sales Charge* Discounts Available at Janney: Breakpoints, Rights of Accumulation, and/or Letters of Intent
■	Breakpoints as described in this prospectus.
■	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Janney. Eligible Columbia Fund assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Janney may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
A-5	Prospectus 2022

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
* Also referred to as an “initial sales charge”.
 Merrill Lynch Pierce, Fenner & Smith Incorporated (Merrill Lynch)
The following information has been provided by Merrill Lynch:
Shareholders purchasing Columbia Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI:
Front-End Load Discounts Available at Merrill Lynch:
Merrill Lynch makes available breakpoint discounts on shares of the Fund through:
■	Breakpoints as described in this prospectus.
■	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts as described in this prospectus will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible Columbia Fund assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of Columbia Funds, through Merrill Lynch, over a 13-month period of time (if applicable).
Front-End Sales Load Waivers on Class A Shares Available at Merrill Lynch:
■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan.
■	Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents).
■	Shares purchased through a Merrill Lynch affiliated investment advisory program.
■	Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform.
■	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable).
■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other Columbia Fund).
■	Shares exchanged from Class C (i.e., level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members.
■	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus.
■	Eligible shares purchased from the proceeds of redemptions from another Columbia Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement.
CDSC Waivers on Class A and C Shares Available at Merrill Lynch:
■	Death or disability of the shareholder.
Prospectus 2022	A-6

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch.
■	Shares acquired through a right of reinstatement.
■	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to Class A and Class C shares only).
■	Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers.
 Morgan Stanley Smith Barney, LLC (Morgan Stanley Wealth Management)
The following information has been provided by Morgan Stanley Wealth Management:
Effective July 1, 2018, shareholders purchasing Columbia Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management Effective July 1, 2018:
■	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules.
■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund.
■	Shares purchased through a Morgan Stanley self-directed brokerage account.
■	Class C (i.e., level-load) shares that are no longer subject to a CDSC and are exchanged for Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class exchange program.
■	Shares purchased from the proceeds of redemptions from another Columbia Fund, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.
 Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (Raymond James)
The following information has been provided by Raymond James:
Intermediary-Defined Sales Charge Waiver Policies:
The availability of certain initial or deferred sales charge waivers and discounts may depend on the particular financial intermediary or type of account through which you purchase or hold Columbia Fund shares.
Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (CDSC) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any
A-7	Prospectus 2022

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Columbia Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.
Raymond James:
Effective March 1, 2019, shareholders purchasing Columbia Fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
Front-End Sales Load Waivers on Class A Shares Available at Raymond James:
■	Shares purchased in an investment advisory program.
■	Shares purchased within the Columbia Funds through a systematic reinvestment of capital gains and dividend distributions.
■	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
■	Shares purchased from the proceeds of redemptions within the Columbia Funds, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
■	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Class A and Class C Shares Available at Raymond James:
■	Death or disability of the shareholder.
■	Shares sold as part of a systematic withdrawal plan as described in this prospectus.
■	Return of excess contributions from an IRA Account.
■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in this prospectus.
■	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
■	Shares acquired through a right of reinstatement.
Front-End Load Discounts Available at Raymond James: Breakpoints, Rights of Accumulation and/or Letters of Intent:
■	Breakpoints as described in this prospectus.
■	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Columbia Fund assets held by accounts within the purchaser’s household at Raymond James. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
■	Letters of intent which allow for breakpoint discounts based on anticipated purchases within the Columbia Funds, over a 13-month time period. Eligible Columbia Fund assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Prospectus 2022	A-8

Columbia Adaptive Retirement Funds
Appendix A: Financial Intermediary-Specific Reductions/Waivers of Sales Charges (continued)
 Stifel Financial Corp. (Stifel)
The following information has been provided by Stifel:
Effective June 30, 2020, Class C shares of Columbia Funds that were purchased through a Stifel platform or account that maintains an omnibus position with the Fund that are no longer subject to a CDSC are exchanged to Class A shares of the same Columbia Fund pursuant to Stifel’s policies and procedures. This does not apply to non-omnibus positions.
 U.S. Bancorp Investments, Inc. (USBI)
The following information has been provided by USBI:
Effective September of 2021, shareholders purchasing Columbia Fund shares through a USBI platform or who own shares for which USBI is the broker-dealer, where the shares are held in an omnibus account, will only be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this prospectus or the Fund’s SAI.
All other sales charge waivers and reduction described elsewhere in this prospectus or the Fund’s SAI still apply.
USBI Conversion of Class C shares
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge are systematically converted to the Class A shares of the same fund pursuant to USBI’s share class exchange policy.
 Additional Sales Charge Reductions and/or Waivers Available at Certain Financial Intermediaries
Shareholders purchasing Columbia Fund shares through a platform or account of RBC Capital Markets, LLC are eligible for the following sales charge waiver:
Class A Shares Front-End Sales Charge Waiver Available at RBC Capital Markets, LLC:
■	For employer-sponsored retirement plans held through a commissionable brokerage account, Class A shares are available at NAV (i.e., without a sales charge). For this purpose, employer-sponsored retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.
A-9	Prospectus 2022

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Columbia Adaptive Retirement Funds
P.O. Box 219104
Kansas City, MO 64121-9104
Additional Information About the Funds
Additional information about each Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Funds and to make shareholder inquiries, please contact the Funds as follows:
By Mail:  Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about each Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Series Trust I, of which each Fund is a series, is 811-04367.
Columbia Threadneedle Investments is the global brand name of the Columbia and Threadneedle group of companies.
The Funds are distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2023 Columbia Management Investment Advisers, LLC. All rights reserved.
PRO295_03_M02_(06/23)